 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02064

Pax World Funds Series Trust I

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax Large Cap Fund	September 30, 2017

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
COMMON STOCKS: 98.8%
CONSUMER DISCRETIONARY: 10.1%
Amazon.com, Inc. (a)	32,039	$30,800,693
Mohawk Industries, Inc. (a)	59,903	14,826,592
Newell Brands, Inc.	280,000	11,947,600
Walt Disney Co., The	189,230	18,652,401
		76,227,286

CONSUMER STAPLES: 6.6%
Estee Lauder Cos, Inc., The, Class A	190,355	20,527,882
PepsiCo, Inc.	192,545	21,455,289
Procter & Gamble Co., The	81,103	7,378,751
		49,361,922

ENERGY: 8.6%
Antero Resources Corp. (a)(b)	450,914	8,973,189
ConocoPhillips	160,000	8,008,000
EOG Resources, Inc.	176,248	17,050,232
Pioneer Natural Resources Co.	88,614	13,074,110
Schlumberger, Ltd.	108,377	7,560,380
Valero Energy Corp.	130,000	10,000,900
		64,666,811

FINANCIALS: 13.1%
Bank of America Corp.	740,000	18,751,600
Berkshire Hathaway, Inc., Class B (a)	154,036	28,237,880
Charles Schwab Corp., The	247,927	10,844,327
First Republic Bank	105,429	11,013,113
JPMorgan Chase & Co.	187,018	17,862,089
U.S. Bancorp	213,939	11,464,991
		98,174,000

HEALTH CARE: 19.7%
AbbVie, Inc.	120,000	10,663,200
Biogen, Inc. (a)	67,918	21,266,484
Celgene Corp. (a)	134,085	19,552,275
Gilead Sciences, Inc.	181,151	14,676,854
Johnson & Johnson	141,200	18,357,412
Merck & Co., Inc.	333,794	21,372,830
Thermo Fisher Scientific, Inc.	115,527	21,857,708
Zoetis, Inc.	316,754	20,196,235
		147,942,998

INDUSTRIALS: 9.8%
Ingersoll-Rand PLC	266,003	23,719,488
Johnson Controls International PLC	125,000	5,036,250
Stanley Black & Decker, Inc.	161,863	24,436,457
Waste Management, Inc.	256,727	20,094,022
		73,286,217

INFORMATION TECHNOLOGY: 20.1%
Alphabet, Inc., Class A (a)	19,533	19,019,673
Alphabet, Inc., Class C (a)	19,575	18,774,582
Apple, Inc.	277,375	42,749,034
Cisco Systems, Inc.	884,784	29,755,285

Microsoft Corp.	548,357	40,847,112
		151,145,686

MATERIALS: 2.9%
Ecolab, Inc.	80,612	10,367,509
Vulcan Materials Co.	95,000	11,362,000
		21,729,509

REAL ESTATE: 6.0%
American Tower Corp., REIT	114,525	15,653,278
Crown Castle International Corp., REIT	181,248	18,121,174
Prologis, Inc., REIT	180,000	11,422,799
		45,197,251

TELECOMMUNICATION SERVICES: 1.9%
AT&T, Inc.	364,296	14,269,474

TOTAL COMMON STOCKS		742,001,154
(Cost $560,469,559)

MONEY MARKET: 1.2%
State Street Institutional U.S. Government Money Market Fund, 0.920% (c)(d)	9,388,477	9,388,477
(Cost $9,388,477)

TOTAL INVESTMENTS: 100.0%		751,389,631
(Cost $569,858,036)

Other assets and liabilities - (net): 0.0% (e)		(18,605)

Net Assets: 100.0%		$751,371,026

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2017. The total market value of securities on loan as of September 30, 2017 was $8,973,189.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Mid Cap Fund	September 30, 2017

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
COMMON STOCKS: 94.7%
CONSUMER DISCRETIONARY: 13.7%
Aramark	75,000	$3,045,750
Carter's, Inc.	42,471	4,194,011
Newell Brands, Inc.	103,403	4,412,206
Sinclair Broadcast Group, Inc.	50,000	1,602,501
Toll Brothers, Inc.	46,320	1,920,890
Yum! Brands, Inc.	52,544	3,867,764
		19,043,122

CONSUMER STAPLES: 6.7%
Conagra Brands, Inc.	40,000	1,349,600
Lamb Weston Holdings, Inc.	53,333	2,500,784
Maple Leaf Foods, Inc.	124,900	3,404,407
US Foods Holding Corp. (a)	79,399	2,119,954
		9,374,745

ENERGY: 6.1%
Antero Resources Corp. (a)(b)	172,300	3,428,770
Concho Resources, Inc. (a)(b)	27,459	3,616,899
Pioneer Natural Resources Co.	10,000	1,475,400
		8,521,069

FINANCIALS: 16.5%
Alleghany Corp. (a)	7,500	4,155,075
Capitol Federal Financial, Inc.	219,002	3,219,329
Citizens Financial Group, Inc.	70,000	2,650,900
Investors Bancorp, Inc. (b)	274,319	3,741,711
Legg Mason, Inc.	73,993	2,908,665
RenaissanceRe Holdings, Ltd.	15,034	2,031,695
White Mountains Insurance Group, Ltd.	5,124	4,391,268
		23,098,643

HEALTH CARE: 8.3%
Biogen, Inc. (a)	17,500	5,479,600
ICON PLC (a)	23,608	2,688,479
Quintiles IMS Holdings, Inc. (a)	35,000	3,327,450
		11,495,529

INDUSTRIALS: 9.6%
Expeditors Intl. of Washington, Inc.	23,575	1,411,200
Johnson Controls International PLC (b)	87,836	3,538,912
Masco Corp.	40,597	1,583,689
Robert Half International, Inc.	30,000	1,510,200
Snap-on, Inc.	10,000	1,490,100
Waste Management, Inc.	48,000	3,756,960
		13,291,061

INFORMATION TECHNOLOGY: 11.9%
Amdocs, Ltd.	45,000	2,894,400
Check Point Software Technologies, Ltd. (a)(b)	17,000	1,938,340
Citrix Systems, Inc. (a)	40,000	3,072,800
Genpact, Ltd.	77,110	2,216,913
Qorvo, Inc. (a)(b)	20,000	1,413,600
Skyworks Solutions, Inc.	12,500	1,273,750
SS&C Technologies Holdings, Inc.	58,049	2,330,667

Versum Materials, Inc.	35,000	1,358,700
		16,499,170

MATERIALS: 7.9%
Alcoa Corp. (a)	24,999	1,165,453
Celanese Corp., Class A	37,000	3,857,990
Newmont Mining Corp.	160,000	6,001,600
		11,025,043

REAL ESTATE: 10.1%
Forest City Realty Trust, Inc., Class A, REIT	113,253	2,889,084
Jones Lang LaSalle, Inc.	23,500	2,902,250
Prologis, Inc., REIT	53,000	3,363,380
Weyerhaeuser Co., REIT	142,500	4,849,275
		14,003,989

UTILITIES: 3.9%
ONE Gas, Inc.	74,344	5,474,692

TOTAL COMMON STOCKS		131,827,063
(Cost $107,470,957)

MONEY MARKET: 5.7%
State Street Institutional U.S. Government Money Market Fund, 0.920% (c)(d)	7,890,003	7,890,003
(Cost $7,890,003)

TOTAL INVESTMENTS: 100.4%		139,717,066
(Cost $115,360,960)

Other assets and liabilities - (net):- 0.4%		(560,598)

Net Assets: 100.0%		$139,156,468

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2017. The total market value of securities on loan as of September 30, 2017 was $14,165,014.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Small Cap Fund	September 30, 2017

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
COMMON STOCKS: 96.8%
CONSUMER DISCRETIONARY: 8.1%
Carter's, Inc.	230,800	$22,791,500
Jamba, Inc. (a)	650,000	5,616,000
Planet Fitness, Inc., Class A (b)	360,000	9,712,800
Sinclair Broadcast Group, Inc. (b)	549,022	17,596,155
Toll Brothers, Inc.	270,696	11,225,763
		66,942,218

CONSUMER STAPLES: 6.9%
Blue Buffalo Pet Products, Inc. (a)(b)	400,000	11,340,000
Hain Celestial Group, Inc., The (a)	186,092	7,657,686
Maple Leaf Foods, Inc.	751,600	20,486,408
Performance Food Group Co. (a)	590,319	16,676,512
US Foods Holding Corp. (a)	19,933	532,211
		56,692,817

ENERGY: 6.4%
Antero Resources Corp. (a)(b)	1,169,792	23,278,860
Parsley Energy, Inc., Class A (a)	295,099	7,772,908
SemGroup Corp, Class A (b)	754,597	21,694,664
		52,746,432

FINANCIALS: 25.9% (c)
Aspen Insurance Holdings, Ltd.	351,964	14,219,346
Beneficial Bancorp, Inc.	950,000	15,770,000
Capitol Federal Financial, Inc.	1,835,467	26,981,365
Charter Financial Corp.	401,997	7,449,004
HomeTrust Bancshares, Inc. (a)	882,945	22,647,539
Investors Bancorp, Inc.	2,178,920	29,720,469
Kearny Financial Corp/MD	905,274	13,895,956
Legg Mason, Inc.	504,637	19,837,280
Meridian Bancorp, Inc.	864,516	16,123,223
RenaissanceRe Holdings, Ltd.	106,404	14,379,437
TheStreet, Inc. (a)	1,471,653	1,589,385
Validus Holdings, Ltd.	129,652	6,380,175
White Mountains Insurance Group, Ltd. (b)	29,505	25,285,785
		214,278,964

HEALTH CARE: 9.9%
Brookdale Senior Living, Inc. (a)(b)	1,151,286	12,203,632
ICON PLC (a)	142,923	16,276,071
Ligand Pharmaceuticals, Inc. (a)(b)	182,440	24,839,206
Natus Medical, Inc. (a)(b)	754,722	28,302,075
		81,620,984

INDUSTRIALS: 14.4%
Beacon Roofing Supply, Inc. (a)	416,305	21,335,631
Comfort Systems USA, Inc.	273,146	9,751,312
EMCOR Group, Inc.	181,400	12,585,532
KLX, Inc. (a)	265,000	14,026,450
Korn/Ferry International	380,847	15,016,797
Masonite International Corp. (a)	118,924	8,229,541
MasTec, Inc. (a)	37,674	1,748,074
MRC Global, Inc. (a)	1,044,200	18,263,058
Thermon Group Holdings, Inc. (a)	307,230	5,527,068

WESCO International, Inc. (a)	207,008	12,058,216
		118,541,679

INFORMATION TECHNOLOGY: 11.9%
Apptio, Inc., Class A (a)	690,370	12,751,134
ARRIS International PLC (a)	303,196	8,638,054
Callidus Software, Inc. (a)(b)	515,000	12,694,750
ExlService Holdings, Inc. (a)	150,103	8,754,007
Power Integration, Inc	146,151	10,698,253
SS&C Technologies Holdings, Inc.	410,500	16,481,575
Verint Systems, Inc. (a)	420,000	17,577,000
Web.com Group, Inc. (a)	380,872	9,521,800
Westell Technologies, Inc., Class A (a)	349,472	1,037,932
		98,154,505

MATERIALS: 4.0%
Kaiser Aluminum Corp.	180,833	18,651,116
Scotts Miracle-Gro Co., The	10,000	973,400
Valvoline, Inc.	582,564	13,661,126
		33,285,642

REAL ESTATE: 5.9%
CatchMark Timber Trust, Inc, Class A, REIT	973,442	12,275,104
Physicians Realty Trust, REIT	827,496	14,671,504
Ryman Hospitality Properties, Inc., REIT	197,012	12,311,280
Terreno Realty Corp., REIT	259,230	9,378,941
		48,636,829

TELECOMMUNICATION SERVICES: 1.0%
ORBCOMM, Inc. (a)	766,213	8,022,250

UTILITIES: 2.4%
Unitil Corp.	396,177	19,594,914

TOTAL COMMON STOCKS		798,517,234
(Cost $716,120,715)

MONEY MARKET: 3.9%
State Street Institutional U.S. Government Money Market Fund, 0.920% (d)(e)	31,810,429	31,810,429
(Cost $31,810,429)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.010% (d)	26,465,138	26,465,138
(Cost $26,465,138)

TOTAL INVESTMENTS: 103.9%		856,792,801
(Cost $774,396,282)

Payable upon return of securities loaned - (net): -3.2%		(26,465,138)

Other assets and liabilities - (net): -0.7%		(5,868,230)

Net Assets: 100.0%		$824,459,433

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2017. The total market value of securities on loan as of September 30, 2017 was $140,215,492.
(c)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(e)	Premier Class shares

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	September 30, 2017

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
COMMON STOCKS: 99.0%
CONSUMER DISCRETIONARY: 14.8%
Amazon.com, Inc. (a)	5,166	$4,966,333
Bed Bath & Beyond, Inc. (b)	19,191	450,413
Best Buy Co., Inc.	17,566	1,000,559
BorgWarner, Inc.	18,806	963,431
Darden Restaurants, Inc.	8,884	699,882
Delphi Automotive PLC	9,415	926,436
Gap Inc., The (b)	30,480	900,074
Home Depot, Inc., The	15,500	2,535,180
Lowe's Cos., Inc.	4,402	351,896
Macy's, Inc. (b)	16,500	360,030
Marriott International, Inc., Class A	14,850	1,637,361
McDonald's Corp.	9,028	1,414,507
Michael Kors Holdings, Ltd. (a)	14,490	693,347
Michaels Cos, Inc., The (a)	10,960	235,311
NIKE, Inc., Class B	26,027	1,349,500
Nordstrom, Inc.	9,381	442,314
Sally Beauty Holdings, Inc. (a)	33,624	658,358
Scripps Networks Interactive, Inc. Class A	11,500	987,735
Starbucks Corp.	45,300	2,433,063
Target Corp. (b)	25,701	1,516,616
Time Warner, Inc.	11,579	1,186,269
TJX Cos., Inc., The	4,853	357,812
Tupperware Brands Corp.	603	37,277
VF Corp. (b)	16,300	1,036,191
Walt Disney Co., The	14,180	1,397,723
Williams-Sonoma, Inc. (b)	25,399	1,266,394
		29,804,012

CONSUMER STAPLES: 8.4%
Campbell Soup Co.	13,135	614,981
Clorox Co., The	1,640	216,332
Colgate-Palmolive Co.	19,661	1,432,304
CVS Health Corp.	22,997	1,870,116
Estee Lauder Cos, Inc., The, Class A	8,219	886,337
General Mills, Inc.	29,116	1,507,044
Hershey Co.,The	3,461	377,837
Ingredion, Inc.	1,126	135,841
Kimberly-Clark Corp.	20,654	2,430,563
PepsiCo, Inc.	45,180	5,034,407
Procter & Gamble Co., The	22,100	2,010,658
Sysco Corp.	6,690	360,926
Walgreens Boots Alliance, Inc.	649	50,116
		16,927,462

ENERGY: 0.4%
Schlumberger, Ltd.	798	55,668
Valero Energy Corp.	1,841	141,628
World Fuel Services Corp.	20,696	701,801
		899,097

FINANCIALS: 11.4%
Aflac, Inc.	56,284	4,580,954
Allstate Corp., The	954	87,682
American Express Co.	6,578	595,046
Discover Financial Services	26,470	1,706,786
East West Bancorp, Inc.	22,447	1,341,882
FactSet Research Systems, Inc. (b)	379	68,262
First American Financial Corp.	6,614	330,502
Lincoln National Corp.	21,569	1,584,890
Morningstar, Inc.	1,996	169,640
PNC Financial Services Group, Inc.	30,700	4,137,439
Reinsurance Group of America, Inc.	22,530	3,143,611
S&P Global, Inc.	2,276	355,762
Travelers Cos., Inc., The	17,269	2,115,798
Unum Group	55,824	2,854,281
		23,072,535

HEALTH CARE: 16.0%
AbbVie, Inc.	10,789	958,711
Agilent Technologies, Inc.	17,334	1,112,843
Amgen, Inc.	917	170,975
Anthem, Inc.	2,937	557,678
Baxter International, Inc.	66,285	4,159,384
Celgene Corp. (a)	17,207	2,509,125
Centene Corp. (a)	1,183	114,479
Express Scripts Holding Co. (a)	20,168	1,277,038
Gilead Sciences, Inc.	13,966	1,131,525
HCA Healthcare, Inc. (a)	18,532	1,474,962
Henry Schein, Inc. (a)	1,178	96,584
Humana, Inc.	11,797	2,874,103
Johnson & Johnson	40,827	5,307,917
McKesson Corp.	895	137,481
Merck & Co., Inc.	39,885	2,553,837
Quest Diagnostics, Inc.	8,763	820,567
Quintiles IMS Holdings, Inc. (a)(b)	1,162	110,471
Thermo Fisher Scientific, Inc.	20,991	3,971,497
UnitedHealth Group, Inc.	15,427	3,021,378
		32,360,555

INDUSTRIALS: 9.9%
3M Co.	23,800	4,995,619
Delta Air Lines, Inc.	1,105	53,283
Expeditors Intl. of Washington, Inc.	9,500	568,670
Landstar System, Inc.	21,229	2,115,470
ManpowerGroup, Inc.	699	82,356
Owens Corning	1,148	88,798
Robert Half International, Inc.	3,188	160,484
Roper Technologies, Inc. (b)	8,580	2,088,372
Ryder System, Inc.	20,143	1,703,091
Stanley Black & Decker, Inc.	24,469	3,694,085
Toro Co., The	10,382	644,307
United Parcel Service, Inc., Class B	22,251	2,672,123
W.W. Grainger, Inc. (b)	845	151,889
Waste Management, Inc.	13,039	1,020,563
		20,039,110

INFORMATION TECHNOLOGY: 24.2%
Accenture PLC, Class A	14,105	1,905,162
Alphabet, Inc., Class A (a)	4,465	4,347,660
Alphabet, Inc., Class C (a)	1,456	1,396,467
Apple, Inc.	39,729	6,123,033
CDW Corp.	1,459	96,294
Cisco Systems, Inc.	66,029	2,220,555
Cognizant Technology Solutions, Class A	24,303	1,762,940
Dell Technologies, Inc., Class V (a)	9,921	766,000
eBay, Inc. (a)	53,106	2,042,457
Facebook, Inc., Class A (a)	14,536	2,483,766
HP, Inc.	129,098	2,576,795
IBM	16,693	2,421,820
Intel Corp.	95,195	3,625,026
Intuit, Inc.	2,033	288,971
MasterCard, Inc., Class A	28,000	3,953,600
Microsoft Corp.	52,646	3,921,601
Oracle Corp.	23,974	1,159,143
Red Hat, Inc. (a)	9,990	1,107,491
Synopsys, Inc. (a)	14,737	1,186,771
Texas Instruments, Inc.	45,595	4,087,136
Visa, Inc., Class A (b)	7,634	803,402
Xerox Corp.	20,680	688,437
		48,964,527

MATERIALS: 2.5%
Air Products & Chemicals, Inc.	4,886	738,861
Albemarle Corp.	472	64,338
Eastman Chemical Co.	19,442	1,759,306
LyondellBasell Industries NV, Class A	226	22,385
Owens-Illinois, Inc. (a)	16,846	423,845
Praxair, Inc.	9,469	1,323,198
Sonoco Products Co. (b)	12,362	623,663
		4,955,596

REAL ESTATE: 4.6%
Brixmor Property Group, Inc., REIT	38,326	720,529
CBRE Group, Inc., Class A (a)	45,500	1,723,540
Chimera Investment Corp., REIT (b)	150,370	2,845,000
Hospitality Properties Trust, REIT	110,392	3,145,068
Host Hotels & Resorts, Inc., REIT (b)	48,926	904,642
Senior Housing Properties Trust, REIT	496	9,697
		9,348,476

TELECOMMUNICATION SERVICES: 2.1%
AT&T, Inc.	22,049	863,659
Verizon Communications, Inc.	66,370	3,284,650
		4,148,309

UTILITIES: 4.7%
American Water Works Co., Inc.	36,715	2,970,610
Consolidated Edison, Inc.	27,987	2,257,991
Dominion Energy, Inc.	262	20,156
Eversource Energy	3,182	192,320
Exelon Corp.	36,685	1,381,924
NextEra Energy, Inc.	6,782	993,902
PG&E Corp.	21,919	1,492,465
WEC Energy Group, Inc. (b)	4,403	276,420
		9,585,788

TOTAL COMMON STOCKS		200,105,467
(Cost $126,988,681)

MONEY MARKET: 0.5%
State Street Institutional U.S. Government Money Market Fund, 0.920% (c)(d)	922,783	922,783
(Cost $922,783)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.4%
State Street Navigator Securities Lending	803,471	803,471
Government Money Market Portfolio, 1.010% (c)
(Cost $803,471)

TOTAL INVESTMENTS: 99.9%		201,831,721
(Cost $128,714,935)

Payable upon return of securities loaned: -0.4%		(803,471)

Other assets and liabilities - (net): 0.5%		912,586

Net Assets: 100.0%		$201,940,836

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2017. The total market value of securities on loan as of September 30, 2017 was $7,289,306.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax ESG Beta Dividend Fund	September 30, 2017

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
COMMON STOCKS: 99.2%
CONSUMER DISCRETIONARY: 13.0%
Amazon.com, Inc. (a)	3,214	$3,089,779
Best Buy Co., Inc.	5,129	292,148
Cinemark Holdings, Inc.	4,335	156,970
Coach, Inc.	6,013	242,204
Darden Restaurants, Inc.	15,397	1,212,976
Delphi Automotive PLC	3,351	329,738
GameStop Corp., Class A (b)	29,256	604,429
Gap Inc., The (b)	30,339	895,911
Garmin, Ltd. (b)	12,106	653,361
Harley-Davidson, Inc. (b)	1,048	50,524
Hasbro, Inc.	438	42,779
Home Depot, Inc., The	15,672	2,563,312
Interpublic Group of Cos., Inc., The	5,472	113,763
John Wiley & Sons, Inc., Class A	10,212	546,342
Kohl's Corp. (b)	10,539	481,105
Lowe's Cos., Inc.	7,182	574,129
Macy's, Inc. (b)	5,325	116,192
Marriott International, Inc., Class A	2,037	224,600
McDonald's Corp.	9,595	1,503,345
Nordstrom, Inc.	5,031	237,212
Omnicom Group, Inc. (b)	4,552	337,167
Polaris Industries, Inc. (b)	713	74,601
Regal Entertainment Group, Class A (b)	3,666	58,656
Royal Caribbean Cruises, Ltd.	4,657	552,041
Starbucks Corp.	12,600	676,746
Target Corp.	19,153	1,130,219
Time Warner, Inc.	2,705	277,127
Tupperware Brands Corp.	13,887	858,494
Walt Disney Co., The	1,217	119,960
Williams-Sonoma, Inc. (b)	12,438	620,159
		18,635,989

CONSUMER STAPLES: 8.6%
Campbell Soup Co.	994	46,539
Clorox Co., The	2,641	348,374
Coca-Cola Co., The	46,352	2,086,304
Colgate-Palmolive Co.	482	35,114
CVS Health Corp.	10,331	840,117
General Mills, Inc.	11,102	574,640
Hershey Co.,The	1,006	109,825
Kellogg Co. (b)	11,306	705,155
Kimberly-Clark Corp.	13,788	1,622,572
PepsiCo, Inc.	23,922	2,665,628
Procter & Gamble Co., The	32,260	2,935,014
Sysco Corp.	7,080	381,966
		12,351,248

ENERGY: 2.3%
EOG Resources, Inc.	3,318	320,983
Occidental Petroleum Corp.	9,806	629,643
ONEOK, Inc.	2,918	161,686
Schlumberger, Ltd.	17,819	1,243,053
Targa Resources Corp.	19,825	937,723
		3,293,088

FINANCIALS: 9.7%
Aflac, Inc.	10,801	879,093
Ameriprise Financial, Inc.	6,762	1,004,225
Bank of America Corp.	28,340	718,136
BlackRock, Inc.	877	392,098
CME Group, Inc.	19,988	2,711,971
Cullen/Frost Bankers, Inc.	3,662	347,597
FactSet Research Systems, Inc.	1,498	269,805
Invesco, Ltd.	23,026	806,831
JPMorgan Chase & Co.	12,297	1,174,486
MarketAxess Holdings, Inc.	824	152,036
Morningstar, Inc.	5,019	426,565
Old Republic International Corp.	8,826	173,784
PacWest Bancorp	2,149	108,546
People's United Financial, Inc.	109,346	1,983,536
Principal Financial Group, Inc.	12,419	799,038
Regions Financial Corp.	23,014	350,503
U.S. Bancorp	31,277	1,676,134
		13,974,384

HEALTH CARE: 12.9%
Abbott Laboratories	27,383	1,461,157
AbbVie, Inc.	18,335	1,629,248
Alkermes PLC (a)(b)	478	24,302
Amgen, Inc.	8,843	1,648,777
Anthem, Inc.	948	180,006
athenahealth, Inc. (a)(b)	195	24,250
Baxter International, Inc.	5,263	330,253
Becton Dickinson & Co.	2,436	477,334
Bristol-Myers Squibb Co.	6,592	420,174
Celgene Corp. (a)	1,959	285,661
Eli Lilly & Co.	13,140	1,123,996
Humana, Inc.	3,833	933,834
IDEXX Laboratories, Inc. (a)	1,147	178,347
Illumina, Inc. (a)	2,085	415,332
Johnson & Johnson	28,438	3,697,224
Merck & Co., Inc.	44,827	2,870,273
Quest Diagnostics, Inc.	4,908	459,585
ResMed, Inc. (b)	1,110	85,426
UnitedHealth Group, Inc.	11,376	2,227,990
		18,473,169

INDUSTRIALS: 15.2%
3M Co.	19,731	4,141,537
Cummins, Inc.	7,909	1,328,949
Donaldson Co., Inc.	7,419	340,829
Dover Corp.	8,289	757,532
Eaton Corp PLC	15,893	1,220,423
Emerson Electric Co.	37,742	2,371,707
Fastenal Co (b)	12,967	591,036
Hubbell, Inc.	1,202	139,456
Illinois Tool Works, Inc.	13,385	1,980,445
Ingersoll-Rand PLC	9,262	825,893
ManpowerGroup, Inc.	1,581	186,273
Nielsen Holdings PLC	11,470	475,432
Oshkosh Corp.	1,057	87,245
Robert Half International, Inc.	8,803	443,143
Rockwell Automation, Inc.	10,480	1,867,641
Ryder System, Inc.	7,143	603,941

Stanley Black & Decker, Inc.	3,462	522,658
Union Pacific Corp.	5,221	605,479
United Parcel Service, Inc., Class B	17,575	2,110,582
W.W. Grainger, Inc. (b)	3,335	599,466
Waste Management, Inc.	7,965	623,421
		21,823,088

INFORMATION TECHNOLOGY: 22.8%
Accenture PLC, Class A	15,254	2,060,358
Activision Blizzard, Inc.	5,670	365,772
Adobe Systems, Inc. (a)	3,019	450,374
Alphabet, Inc., Class A (a)	2,251	2,191,844
Apple, Inc.	22,860	3,523,183
Autodesk, Inc. (a)	2,890	324,431
Automatic Data Processing, Inc.	4,917	537,526
Booz Allen Hamilton Holding Corp.	6,977	260,870
CA, Inc.	35,679	1,190,964
Cisco Systems, Inc.	93,371	3,140,067
Corning, Inc.	7,028	210,278
Dell Technologies, Inc., Class V (a)	13,926	1,075,226
DXC Technology Co.	465	39,934
HP, Inc.	28,588	570,616
IBM	9,726	1,411,048
Intel Corp.	51,095	1,945,698
Jabil, Inc.	1,797	51,304
Jack Henry & Associates, Inc.	2,038	209,486
MasterCard, Inc., Class A	5,872	829,126
Maxim Integrated Products, Inc.	17,024	812,215
Microchip Technology, Inc. (b)	5,565	499,626
Microsoft Corp.	53,672	3,998,027
National Instruments Corp. (b)	24,759	1,044,087
NetApp, Inc.	739	32,339
NVIDIA Corp.	1,051	187,887
Oracle Corp.	3,778	182,666
Paychex, Inc.	14,058	842,918
QUALCOMM, Inc.	4,546	235,665
salesforce.com, Inc. (a)	5,385	503,067
Skyworks Solutions, Inc.	3,597	366,534
Texas Instruments, Inc.	28,208	2,528,565
Visa, Inc., Class A	1,814	190,905
Western Digital Corp.	384	33,178
Western Union Co., The (b)	47,393	909,946
		32,755,730

MATERIALS: 3.5%
Air Products & Chemicals, Inc.	6,017	909,891
Albemarle Corp.	369	50,298
Avery Dennison Corp.	3,769	370,643
Bemis Co., Inc.	4,588	209,075
Celanese Corp., Class A	1,702	177,468
DowDuPont, Inc.	2,669	184,775
Eastman Chemical Co.	1,797	162,611
Ecolab, Inc.	1,278	164,364
Graphic Packaging Holding Co	9,269	129,303
International Flavors & Fragrances, Inc.	2,625	375,139
Mosaic Co., The	341	7,362
Praxair, Inc.	8,356	1,167,667
Sonoco Products Co.	19,898	1,003,854
WestRock Co.	937	53,156
		4,965,606

REAL ESTATE: 3.9%
Chimera Investment Corp., REIT	36,533	691,204
Hospitality Properties Trust, REIT	34,173	973,589
Host Hotels & Resorts, Inc., REIT	18,041	333,578
Iron Mountain, Inc., REIT	28,638	1,114,018
MFA Financial, Inc., REIT	20,980	183,785
Public Storage, REIT	645	138,024
Senior Housing Properties Trust, REIT	44,267	865,420
Simon Property Group, Inc., REIT	2,564	412,830
Starwood Property Trust, Inc., REIT (b)	10,343	224,650
Uniti Group, Inc., REIT (b)	36,445	534,284
Ventas, Inc., REIT	1,307	85,125
		5,556,507

TELECOMMUNICATION SERVICES: 4.3%
AT&T, Inc.	79,579	3,117,109
CenturyLink, Inc. (b)	91,419	1,727,819
Verizon Communications, Inc.	27,416	1,356,818
		6,201,746

UTILITIES: 3.0%
CenterPoint Energy, Inc.	51,875	1,515,269
Consolidated Edison, Inc. (b)	16,139	1,302,095
Dominion Energy, Inc. (b)	10,088	776,070
PG&E Corp.	11,467	780,788
		4,374,222

TOTAL COMMON STOCKS		142,404,777
(Cost $123,878,318)

MONEY MARKET: 0.7%
State Street Institutional U.S. Government Money Market Fund, 0.920% (c)(d)	1,066,949	1,066,949
(Cost $1,066,949)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.010% (c)	660,745	660,745
(Cost $660,745)

TOTAL INVESTMENTS: 100.4%		144,132,471
(Cost $125,606,012)

Payable upon return of securities loaned - (net): -0.5%		(660,745)

Other assets and liabilities - (net): 0.1%		119,305

Net Assets: 100.0%		$143,591,031

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2017. The total market value of securities on loan as of September 30, 2017 was $11,035,710.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax MSCI EAFE ESG Leaders Index Fund	September 30, 2017

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
COMMON STOCKS: 97.6%
AUSTRALIA: 9.6%
AGL Energy, Ltd.	77,421	$1,421,653
Amcor, Ltd.	143,620	1,717,747
AMP, Ltd.	287,206	1,090,599
APA Group	131,678	863,791
Aurizon Holdings, Ltd.	209,725	808,194
Australia & New Zealand Banking Group, Ltd	299,341	6,972,723
Bendigo & Adelaide Bank, Ltd.	39,074	356,752
BlueScope Steel, Ltd.	52,561	454,049
Brambles, Ltd.	129,533	916,840
Caltex Australia, Ltd.	35,117	886,051
Coca-Cola Amatil, Ltd.	85,938	521,649
Commonwealth Bank of Australia	180,050	10,661,337
Dexus, REIT	259,252	1,934,643
Goodman Group, REIT	183,000	1,184,845
GPT Group, The, REIT	351,695	1,370,444
Insurance Australia Group, Ltd.	248,119	1,242,675
LendLease Group	43,380	611,191
Macquarie Group, Ltd.	27,085	1,939,177
Mirvac Group, REIT	418,144	752,193
National Australia Bank, Ltd.	271,685	6,735,859
Newcrest Mining, Ltd.	60,660	998,449
South32 Ltd	210,699	545,079
Stockland, REIT	332,900	1,124,235
Sydney Airport	194,909	1,088,475
Telstra Corp., Ltd.	318,160	871,586
Transurban Group	233,754	2,182,864
Wesfarmers, Ltd.	111,026	3,604,296
Westpac Banking Corp.	340,463	8,563,842
Woodside Petroleum, Ltd.	57,545	1,317,670
		62,738,908

AUSTRIA: 0.2%
OMV AG	19,436	1,133,123

BELGIUM: 0.4%
Colruyt SA	9,728	498,444
KBC Group NV	17,335	1,470,699
Umicore SA	6,148	508,966
		2,478,109

DENMARK: 2.4%
Genmab A/S (a)	5,611	1,240,843
Novo Nordisk A/S, Class B	217,690	10,466,259
Novozymes A/S, Class B	17,888	918,864
Pandora A/S	10,873	1,075,038
Vestas Wind Systems A/S	21,901	1,968,587
		15,669,591

FINLAND: 0.4%
Nokian Renkaat OYJ	16,878	751,029
Wartsila OYJ Abp	23,897	1,691,808
		2,442,837

FRANCE: 9.6%
Accor SA	19,128	951,302
Air Liquide SA	39,703	5,294,622
AXA SA	146,802	4,438,137
Capgemini SE	15,268	1,789,784
Carrefour SA	38,957	786,436
Cie de Saint-Gobain	43,433	2,587,740

Danone SA	49,590	3,894,989
Essilor International SA	24,124	2,989,869
Gecina SA, REIT	6,896	1,118,856
Kering	6,462	2,574,251
L'Oreal SA	23,870	5,061,481
Michelin	14,821	2,162,406
Natixis SA	58,580	468,812
Orange SA	288,468	4,723,360
Renault SA	19,021	1,868,954
Rexel SA	41,882	724,543
Schneider Electric SE (a)	45,776	3,986,221
Societe BIC SA	3,046	365,125
Suez	28,593	522,076
TOTAL SA	204,272	10,968,270
Unibail-Rodamco SE, REIT	9,851	2,397,168
Vivendi SA	94,085	2,383,531
		62,057,933

GERMANY: 9.6%
adidas AG	15,629	3,539,450
Allianz SE	38,760	8,704,986
BASF SE	91,824	9,782,582
Bayerische Motoren Werke AG	26,638	2,703,604
Beiersdorf AG	7,057	759,797
Commerzbank AG (a)	83,684	1,141,240
Deutsche Boerse AG	12,278	1,333,029
Deutsche Post AG	73,716	3,285,838
Fraport AG Frankfurt Airport Svc Worldwide	5,735	545,094
HeidelbergCement AG	17,128	1,762,636
Henkel AG & Co. KGaA	9,128	1,111,525
Merck KGaA	19,211	2,139,590
METRO AG (a)	25,626	541,690
Muenchener Rueckversicherungs AG	13,341	2,855,321
ProSiebenSat.1 Media SE	21,842	745,356
SAP SE	100,698	11,041,055
Siemens AG	62,107	8,763,878
Symrise AG	19,203	1,459,911
		62,216,582

HONG KONG: 1.8%
BOC Hong Kong Holdings, Ltd.	287,557	1,400,689
CLP Holdings, Ltd.	167,500	1,719,657
Hang Seng Bank, Ltd.	56,400	1,378,847
Hong Kong & China Gas Co., Ltd.	725,184	1,366,485
Hong Kong Exchanges and Clearing, Ltd.	112,583	3,040,650
Li & Fung, Ltd.	812,000	408,216
MTR Corp., Ltd.	86,052	503,853
Swire Pacific, Ltd., Class A	99,000	963,816
Swire Properties, Ltd.	189,200	642,544
		11,424,757

IRELAND: 0.7%
CRH PLC	60,336	2,295,408
Kerry Group PLC, Class A	22,036	2,114,648
		4,410,056

ISRAEL: 0.2%
Bank Hapoalim BM	226,385	1,584,158

ITALY: 1.4%
Assicurazioni Generali SpA	105,079	1,959,860
CNH Industrial NV	92,539	1,110,962
Intesa Sanpaolo SpA	931,163	3,296,604
Snam SpA	386,996	1,864,953
Terna Rete Elettrica Nazionale	148,293	866,485
		9,098,864

JAPAN: 21.7%
Aeon Co., Ltd.	59,600	880,920
AEON Financial Service Co., Ltd.	12,200	255,222
Aisin Seiki Co., Ltd.	17,100	901,558
Ajinomoto Co., Inc.	47,000	917,188
Asahi Glass Co., Ltd.	24,600	913,719
Asahi Kasei Corp.	110,000	1,355,472
Asics Corp.	15,800	235,651
Astellas Pharma, Inc.	157,400	2,003,314
Benesse Holdings, Inc.	10,200	368,005
Casio Computer Co., Ltd.	16,400	231,331
Central Japan Railway Co.	11,300	1,983,033
Chugai Pharmaceutical Co., Ltd.	22,600	939,169
Dai Nippon Printing Co., Ltd.	44,000	1,055,181
Daikin Industries, Ltd.	44,200	4,476,243
Daiwa House Industry Co., Ltd.	57,400	1,982,740
Denso Corp.	52,900	2,677,288
Dentsu, Inc.	18,000	790,706
East Japan Railway Co.	36,800	3,396,946
Eisai Co., Ltd.	32,500	1,668,967
Fast Retailing Co., Ltd.	3,900	1,150,324
Fujitsu, Ltd.	165,000	1,228,020
Hitachi Chemical Co., Ltd.	16,400	450,026
Hitachi Construction Machinery Co., Ltd.	17,700	524,552
Hitachi Metals, Ltd.	29,200	406,926
Honda Motor Co., Ltd.	230,100	6,797,273
Inpex Corp.	63,400	675,386
Kajima Corp.	113,000	1,123,154
Kansai Paint Co., Ltd.	35,100	884,199
Kao Corp.	90,800	5,345,697
KDDI Corp.	132,500	3,492,695
Keio Corp.	8,200	337,986
Keyence Corp.	8,800	4,680,435
Kikkoman Corp.	18,000	553,066
Kobe Steel, Ltd. (a)	26,400	302,340
Komatsu, Ltd.	81,500	2,307,836
Konica Minolta, Inc.	54,800	450,246
Kubota Corp.	88,000	1,600,779
Kuraray Co., Ltd.	58,000	1,085,168
Kyocera Corp.	33,900	2,104,031
Lawson, Inc.	5,200	344,342
Marui Group Co., Ltd.	16,500	236,202
Mazda Motor Corp.	40,300	617,393
Mitsubishi Corp.	138,800	3,229,297
Mitsubishi Electric Corp.	185,700	2,904,970
Mitsubishi Estate Co., Ltd.	162,000	2,815,461
Mitsubishi Materials Corp.	11,400	394,863
Mitsubishi UFJ Lease & Finance Co., Ltd.	54,900	291,284
Mitsui Fudosan Co., Ltd.	88,000	1,908,105
Mitsui OSK Lines, Ltd.	12,700	385,367
Mizuho Financial Group, Inc.	2,150,200	3,769,383
Murata Manufacturing Co., Ltd.	15,300	2,252,440
NEC Corp.	22,300	604,942
NGK Insulators, Ltd.	32,000	599,564
NGK Spark Plug Co., Ltd.	16,100	342,874
Nikon Corp.	31,700	549,720
Nissan Motor Co., Ltd.	200,600	1,987,269
Nitto Denko Corp.	13,400	1,117,711
NSK, Ltd.	40,900	552,194
NTT DOCOMO, Inc.	100,700	2,301,676
Obayashi Corp.	98,500	1,181,452
Omron Corp.	18,700	953,558
Oriental Land Co., Ltd./Japan	17,600	1,341,818
Osaka Gas Co., Ltd.	12,000	223,037
Panasonic Corp.	196,900	2,857,406
Resona Holdings, Inc.	222,500	1,143,962
Santen Pharmaceutical Co., Ltd.	44,700	705,273

Secom Co., Ltd.	20,300	1,478,337
Sekisui House, Ltd.	88,700	1,495,102
Seven & i Holdings Co., Ltd.	70,300	2,716,002
Shimadzu Corp.	32,000	631,157
Shimizu Corp.	64,000	709,720
Shin-Etsu Chemical Co., Ltd.	30,700	2,747,647
Shionogi & Co., Ltd.	19,800	1,082,404
Shiseido Co., Ltd.	38,600	1,544,854
Sompo Holdings, Inc.	29,500	1,149,599
Sony Corp.	145,100	5,413,486
Stanley Electric Co., Ltd.	11,800	404,723
Subaru Corp.	46,100	1,662,694
Sumitomo Chemical Co., Ltd.	86,000	538,021
Sumitomo Corp.	115,000	1,655,700
Sumitomo Electric Industries, Ltd.	58,200	951,455
Sumitomo Metal Mining Co., Ltd.	29,000	933,606
Sumitomo Mitsui Trust Holdings Inc	21,100	762,189
Suzuken Co., Ltd./Aichi Japan	14,400	512,169
Sysmex Corp.	14,700	939,198
T&D Holdings, Inc.	61,500	892,203
Takeda Pharmaceutical Co., Ltd.	62,500	3,455,995
TDK Corp.	13,100	890,186
Teijin, Ltd.	16,000	315,661
Toho Gas Co., Ltd.	11,400	333,868
Tokyo Electron, Ltd.	13,700	2,109,103
Tokyo Gas Co., Ltd.	36,200	886,485
Tokyu Corp.	91,000	1,288,812
Toray Industries, Inc.	136,000	1,319,659
TOTO, Ltd.	19,700	830,246
Yakult Honsha Co., Ltd.	9,000	647,669
Yamada Denki Co., Ltd.	125,400	685,701
Yamaha Corp.	18,600	686,739
Yamaha Motor Co., Ltd.	21,600	646,597
Yaskawa Electric Corp.	28,900	917,276
		141,378,618

LUXEMBOURG: 0.3%
SES SA	32,099	702,709
Tenaris SA	69,907	990,931
		1,693,640

NETHERLANDS: 5.8%
Aegon NV	137,941	804,061
Akzo Nobel NV	21,278	1,962,458
ASML Holding NV	35,827	6,122,031
EXOR NV	8,321	528,091
Gemalto NV	9,765	436,423
ING Groep NV	371,027	6,838,901
Koninklijke Ahold Delhaize NV	114,600	2,141,258
Koninklijke DSM NV	19,104	1,563,969
Koninklijke KPN NV	266,157	913,393
Koninklijke Philips NV	104,018	4,291,778
NN Group NV	40,806	1,708,807
RELX NV	70,825	1,506,695
Unilever NV	151,210	8,938,167
		37,756,032

NEW ZEALAND: 0.1%
Auckland International Airport, Ltd.	170,734	794,906

NORWAY: 0.9%
DNB ASA	107,452	2,169,464
Norsk Hydro ASA	140,922	1,028,277
Statoil ASA	81,337	1,635,238
Telenor ASA	55,498	1,175,700
		6,008,679

PORTUGAL: 0.3%
EDP - Energias de Portugal SA	182,333	687,522
Galp Energia SGPS SA	60,311	1,069,503
		1,757,025

SINGAPORE: 1.2%
Ascendas Real Estate Investment Trust, REIT	185,900	365,355
CapitaLand, Ltd.	204,200	540,289
City Developments, Ltd.	102,600	859,752
DBS Group Holdings, Ltd.	175,483	2,701,396
Keppel Corp., Ltd.	175,700	843,544
Singapore Press Holdings, Ltd.	263,500	529,525
Singapore Telecommunications, Ltd.	778,300	2,115,750
		7,955,611

SPAIN: 3.7%
Amadeus IT Group SA	42,532	2,766,227
Banco Bilbao Vizcaya Argentaria SA	561,062	5,016,117
Banco de Sabadell SA	420,253	878,557
CaixaBank SA	316,567	1,589,008
Distribuidora Internacional d Alimentacion	52,439	306,249
Enagas SA	17,069	480,967
Ferrovial SA	32,190	709,269
Gas Natural SDG SA	35,311	782,228
Iberdrola SA	659,475	5,127,832
Industria de Diseno Textil SA	93,543	3,526,593
Red Electrica Corp. SA	38,016	799,653
Repsol SA	106,671	1,968,546
		23,951,246

SWEDEN: 4.4%
Assa Abloy AB, Class B	91,514	2,095,248
Atlas Copco AB, Class A	65,628	2,784,093
Atlas Copco AB, Class B	43,534	1,691,196
Boliden AB	30,706	1,041,527
Ericsson, Class B	252,591	1,456,209
Essity AB (a)	60,700	1,654,926
Hennes & Mauritz AB, Class B	72,936	1,894,603
Kinnevik AB, Class B	27,532	899,433
Nordea Bank AB	284,392	3,861,250
Sandvik AB	155,610	2,687,492
Skandinaviska Enskilda Banken AB, Class A	161,177	2,126,438
SKF AB, Class B	32,032	699,340
Svenska Handelsbanken AB, Class A	136,755	2,066,136
Swedbank AB, Class A	86,114	2,384,626
Telia Co AB	310,741	1,465,280
		28,807,797

SWITZERLAND: 9.4%
ABB, Ltd.	222,405	5,499,626
Chocoladefabriken Lindt & Spruengli AG	213	1,215,289
Cie Financiere Richemont SA	44,295	4,054,586
Givaudan SA	802	1,745,943
Kuehne & Nagel International AG	9,918	1,837,812
LafargeHolcim, Ltd. (a)	48,369	2,831,759
Lonza Group AG (a)	7,133	1,874,300
Novartis AG	182,053	15,615,585
Roche Holding AG	57,963	14,816,510
SGS SA	622	1,493,593
Sika AG	207	1,541,257
Swiss Re AG	25,239	2,287,772
Swisscom AG	1,720	881,854
Zurich Insurance Group AG	16,066	4,909,438
		60,605,324

UNITED KINGDOM: 13.5%
3i Group PLC	125,826	1,540,502
Associated British Foods PLC	39,668	1,698,252
Aviva PLC	408,236	2,817,618
Barratt Developments PLC	89,421	736,666
British Land Co. PLC, The, REIT	80,877	652,975
BT Group PLC	730,134	2,777,060
Burberry Group PLC	43,344	1,023,418
Capita PLC	67,082	507,551
Croda International PLC	43,965	2,235,534
Ferguson PLC	18,670	1,224,924
GlaxoSmithKline PLC	583,818	11,670,878
Hammerson PLC, REIT	80,695	581,031
InterContinental Hotels Group PLC	49,804	2,634,663
Intertek Group PLC	22,344	1,493,540
Investec PLC	45,815	334,924
ITV PLC	391,162	916,455
J Sainsbury PLC	211,219	673,431
Johnson Matthey PLC	26,035	1,193,840
Kingfisher PLC	165,157	661,236
Land Securities Group PLC, REIT	62,314	812,726
Legal & General Group PLC	450,068	1,568,701
London Stock Exchange Group PLC	34,220	1,757,056
Marks & Spencer Group PLC	135,262	640,422
Mondi PLC	36,056	969,371
National Grid PLC	268,124	3,320,863
Next PLC	15,861	1,118,080
Old Mutual PLC	362,357	943,931
Pearson PLC	82,192	674,023
Prudential PLC	229,250	5,486,066
Reckitt Benckiser Group PLC	59,505	5,386,956
RELX PLC	81,013	1,777,935
RSA Insurance Group PLC	97,809	817,184
Schroders PLC	9,769	439,475
Segro PLC, REIT	61,458	441,865
SSE PLC	73,468	1,374,744
Standard Chartered PLC (a)	296,009	2,943,244
Standard Life Aberdeen PLC	199,457	1,159,421
Taylor Wimpey PLC	383,762	1,005,819
Tesco PLC (a)	660,383	1,656,075
Unilever PLC	111,897	6,476,522
United Utilities Group PLC	60,785	696,005
Vodafone Group PLC	2,323,977	6,507,571
Whitbread PLC	21,241	1,072,171
Wm Morrison Supermarkets PLC	324,994	1,019,486
WPP PLC	92,002	1,707,196
		87,147,406

TOTAL COMMON STOCKS
(Cost $574,911,007)		633,111,202

PREFERRED STOCKS: 0.5%
GERMANY: 0.4%
Bayerische Motoren Werke AG	9,007	802,851
Henkel AG & Co. KGaA	12,130	1,652,622
		2,455,473

ITALY: 0.1%
Intesa Sanpaolo SpA	159,732	529,298

TOTAL PREFERRED STOCKS		2,984,771
(Cost $2,355,305)

EXCHANGE-TRADED FUNDS: 1.5%
iShares MSCI EAFE ETF	117,860	8,071,053
Vanguard FTSE Developed Markets ETF	34,300	1,488,963
(Cost $9,225,538)		9,560,016

MONEY MARKET: 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.920% (b)(c)	437,848	437,848
(Cost $437,848)

TOTAL INVESTMENTS: 99.7%		646,093,837
(Cost $586,929,698)

Other assets and liabilities - (net): 0.3%		1,991,593

Net Assets: 100.0%		$648,085,430

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(c)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

SECTOR	VALUE	PERCENT OF NET ASSETS
Consumer Discretionary	$75,895,468	11.7%
Consumer Staples	64,663,926	10.0%
Energy	22,990,638	3.5%
Financials	140,006,756	21.6%
Health Care	76,412,100	11.8%
Industrials	90,711,874	14.0%
Information Technology	40,433,122	6.2%
Materials	53,703,546	8.3%
Real Estate	23,060,234	3.6%
Telecommunication Services	27,225,925	4.2%
Utilities	20,992,384	3.2%
Exchange-Traded Funds	9,560,016	1.5%
Money Market	437,848	0.1%
Other assets and liabilities - (net)	1,991,593	0.3%
Total	$648,085,430	100.0%

Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund	September 30, 2017

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
COMMON STOCKS: 97.7%
RENEWABLE & ALTERNATIVE ENERGY: 1.4%
RENEWABLE ENERGY DEVELOPERS &
INDEPENDENT POWER PRODUCERS (IPPS) : 1.4%
Huaneng Renewables Corp., Ltd.	22,830,000	$7,567,504

ENERGY EFFICIENCY: 36.3%
POWER NETWORK EFFICIENCY: 5.5%
Hubbell, Inc.	86,360	10,019,487
Itron, Inc. (a)	73,485	5,691,413
Schneider Electric SE (a)	153,976	13,408,387
		29,119,287

INDUSTRIAL ENERGY EFFICIENCY: 3.7%
Delta Electronics, Inc.	1,884,475	9,722,877
PTC, Inc. (a)(b)	173,522	9,765,818
		19,488,695
BUILDINGS ENERGY EFFICIENCY: 12.9%
Acuity Brands, Inc.	41,609	7,126,790
Ingersoll-Rand PLC	158,703	14,151,547
Kingspan Group PLC	173,078	7,360,103
Legrand SA	228,792	16,511,929
Philips Lighting NV	300,000	12,108,569
Sekisui Chemical Co., Ltd.	531,300	10,467,460
		67,726,398

TRANSPORT ENERGY EFFICIENCY: 9.0%
BorgWarner, Inc.	112,044	5,740,014
Delphi Automotive PLC	179,659	17,678,446
TE Connectivity, Ltd.	200,624	16,663,829
Zhuzhou CRRC Times Electric Co. Ltd.	1,337,900	7,509,678
		47,591,967

CONSUMER ENERGY EFFICIENCY: 1.6%
Murata Manufacturing Co., Ltd.	57,100	8,406,163

DIVERSIFIED ENERGY EFFICIENCY: 3.6%
Siemens AG	135,182	19,075,444

WATER INFRASTRUCTURE & TECHNOLOGIES: 26.5%
WATER INFRASTRUCTURE: 10.1%
Ferguson PLC	199,782	13,107,535
IDEX Corp.	103,750	12,602,513
Watts Water Technologies, Inc., Class A	160,544	11,109,645
Xylem, Inc.	262,386	16,433,235
		53,252,928

WATER TREATMENT EQUIPMENT: 5.3%
Ecolab, Inc.	105,280	13,540,061
Danaher Corp.	168,885	14,486,955
		28,027,016

WATER UTILITIES: 11.1%
American Water Works Co., Inc.	152,729	12,357,303
Beijing Enterprises Water Group, Ltd. (a)	12,670,000	10,246,597
Pennon Group PLC	797,506	8,515,173
Severn Trent PLC	292,452	8,518,678
Suez	1,028,112	18,772,161
		58,409,912

POLLUTION CONTROL: 13.2%
POLLUTION CONTROL SOLUTIONS: 1.8%
Umicore SA	114,747	9,499,405

ENVIRONMENTAL TESTING & GAS SENSING: 8.4%
Agilent Technologies, Inc.	196,898	12,640,852
Applus Services SA	692,579	8,674,048
Horiba, Ltd.	76,593	4,336,650
Intertek Group PLC	144,993	9,691,770
Waters Corp. (a)	50,500	9,065,760
		44,409,080

PUBLIC TRANSPORTATION: 3.0%
East Japan Railway Co.	170,600	15,747,800

WASTE MANAGEMENT & TECHNOLOGIES: 4.5%
WASTE TECHNOLOGY EQUIPMENT: 0.9%
China Everbright International, Ltd.	3,840,000	4,838,913

RECYCLING & VALUE ADDED WASTE PROCESSING: 1.2%
LKQ Corp. (a)	182,241	6,558,854

GENERAL WASTE MANAGEMENT: 2.4%
Waste Management, Inc.	158,479	12,404,150

FOOD, AGRICULTURE & FORESTRY: 12.9%
LOGISTICS, FOOD SAFETY & PACKAGING: 8.6%
GEA Group AG	281,688	12,823,426
Sealed Air Corp.	443,557	18,948,755
WestRock Co.	240,613	13,649,975
		45,422,156

SUSTAINABLE & EFFICIENT AGRICULTURE: 4.3%
Kubota Corp.	843,700	15,347,469
Trimble, Inc. (a)	181,700	7,131,725
		22,479,194

DIVERSIFIED ENVIRONMENTAL: 2.9%
DIVERSIFIED ENVIRONMENTAL: 2.9%
Linde AG	24,551	5,105,326
Praxair, Inc.	72,338	10,108,512
		15,213,838

TOTAL COMMON STOCKS
(Cost $409,949,403)		515,238,704

MONEY MARKET: 2.2%
State Street Institutional U.S. Government Money Market Fund, 0.920% (c)(d)	11,815,355	11,815,355
(Cost $11,815,355)

TOTAL INVESTMENTS: 99.9%
(Cost $421,764,758)		527,054,059

Other assets and liabilities - (net): 0.1%		726,277

Net Assets: 100.0%		$527,780,336

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2017. The total market value of securities on loan as of September 30, 2017 was $5,312,832.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)	Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY

PERCENT OF NET ASSETS	VALUE	PERCENT OF NET ASSETS
Belgium	$9,499,405	1.8%
China	15,077,182	2.9%
France	48,692,477	9.2%
Germany	37,004,196	7.0%
Hong Kong	15,085,510	2.9%
Ireland	7,360,103	1.4%
Japan	54,305,542	10.4%
Netherlands	12,108,569	2.3%
Spain	8,674,048	1.6%
Switzerland	29,771,364	5.6%
Taiwan	9,722,877	1.8%
United Kingdom	44,404,066	8.4%
United States	223,533,365	42.4%
Money Market	11,815,355	2.2%
Other assets and liabilities (net)	726,277	0.1%
Total	$527,780,336	100.0%

Schedule of Investments (Unaudited)
Pax Core Bond Fund	September 30, 2017

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
BONDS: 96.2%
COMMUNITY INVESTMENT NOTES: 0.5%
Calvert Social Investment Foundation, Inc., 1.500%, 04/30/20	$3,000,000	$3,000,000
CINI Investment Note, 2.000%, 11/01/17 (a)	265,516	265,516
Envest Microfinance Fund, LLC, Sr. Note, Series A, 4.000%, 09/15/20	100,000	98,302

TOTAL COMMUNITY INVESTMENT NOTES		3,363,818
(Cost $3,365,516)

CORPORATE BONDS: 28.7%
CONSUMER DISCRETIONARY: 3.0%
Amazon.com, Inc., 144A, 2.800%, 08/22/24 (b)	1,000,000	1,005,369
Amazon.com, Inc., 144A, 3.875%, 08/22/37 (b)	500,000	510,573
Home Depot, Inc., The, 2.800%, 09/14/27 (c)	2,000,000	1,964,177
Marriott International, Inc., 3.250%, 09/15/22	3,000,000	3,060,386
MGM Resorts International, 4.625%, 09/01/26	1,000,000	1,017,500
Newell Brands, Inc., 2.050%, 12/01/17	170,000	170,141
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (b)(c)	1,000,000	1,047,500
Ross Stores, Inc., 3.375%, 09/15/24	2,000,000	2,033,106
Sirius XM Radio, Inc., 144A, 4.625%, 05/15/23 (b)	1,500,000	1,545,000
Target Corp., 6.000%, 01/15/18	2,000,000	2,025,322
Time Warner Cable LLC, 6.750%, 07/01/18	1,000,000	1,036,389
TJX Cos, Inc., The, 2.250%, 09/15/26	1,000,000	931,714
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (b)	2,000,000	2,112,500
Walt Disney Co., The, 3.750%, 06/01/21	2,026,000	2,139,390
		20,599,067

CONSUMER STAPLES: 1.3%
Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	2,000,000	2,076,005
Campbell Soup Co., 3.300%, 03/19/25	1,000,000	1,012,701
Kimberly-Clark Corp., 2.650%, 03/01/25	2,000,000	1,967,847
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (b)	1,500,000	1,571,250
Lamb Weston Holdings, Inc., 144A, 4.875%, 11/01/26 (b)	500,000	526,250
PepsiCo, Inc., 2.375%, 10/06/26	2,000,000	1,918,151
		9,072,204

ENERGY: 3.0%
AmeriGas Partners LP / Finance Corp., 5.875%, 08/20/26	2,000,000	2,090,000
Antero Midstream Partners LP/Finance Corp., 5.375%, 09/15/24	1,000,000	1,040,000
Concho Resources, Inc., 3.750%, 10/01/27	500,000	502,632
ConocoPhillips Co., 2.875%, 11/15/21	2,000,000	2,039,426
ConocoPhillips Co., 4.950%, 03/15/26	1,000,000	1,129,147
Hess Corp, 3.500%, 07/15/24 (c)	2,000,000	1,958,837
MidAmerican Energy Co., 3.100%, 05/01/27	3,000,000	3,013,087
Noble Energy, Inc., 3.900%, 11/15/24	2,000,000	2,050,716
Occidental Petroleum Corp., 3.500%, 06/15/25	2,000,000	2,048,914
ONEOK Partners, LP, 8.625%, 03/01/19 (c)	2,000,000	2,172,488
Sabine Pass Liquefaction, LLC, 5.625%, 03/01/25	1,000,000	1,104,775
Sabine Pass Liquefaction, LLC, 5.000%, 03/15/27	1,000,000	1,067,352
		20,217,374

FINANCIALS: 12.0%
Ally Financial, Inc., 3.250%, 11/05/18	2,000,000	2,022,820
American Express Credit Corp., 2.250%, 05/05/21	1,400,000	1,398,678
Asian Development Bank, 2.125%, 03/19/25	2,000,000	1,969,824
Bank of America Corp., 5.750%, 12/01/17	2,000,000	2,013,838
Bank of America Corp., 1.950%, 05/12/18	3,000,000	3,004,733

Bank of America Corp., 2.151%, 11/09/20	2,000,000	1,995,275
Bank of America Corp., 3.300%, 01/11/23	1,000,000	1,025,193
Bank of America Corp., 3.500%, 04/19/26	1,000,000	1,018,545
Bank of New York Mellon Corp., The, 2.200%, 08/16/23	2,000,000	1,958,596
Bank of New York Mellon Corp., The, 2.450%, 08/17/26 (c)	1,000,000	953,031
BlackRock, Inc., 3.375%, 06/01/22	2,350,000	2,466,299
Chubb INA Holdings, Inc., 3.350%, 05/03/26	2,000,000	2,052,678
Digital Realty Trust LP, REIT, 3.950%, 07/01/22	1,750,000	1,847,104
Discover Bank, 3.200%, 08/09/21	1,000,000	1,021,138
Discover Bank, 4.250%, 03/13/26	1,300,000	1,347,382
Fifth Third Bank, 2.250%, 06/14/21	2,000,000	2,001,104
Ford Motor Credit Co., LLC, 2.566%, 11/20/18 (d)	3,000,000	2,998,415
Ford Motor Credit Co., LLC, 2.140%, 03/12/19 (d)	1,000,000	1,005,001
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	2,000,000	2,178,934
Goldman Sachs Group, Inc., The, 2.511%, 04/30/18 (d)	4,000,000	4,023,950
Goldman Sachs Group, Inc., The, 6.750%, 10/01/37	2,000,000	2,643,399
ING Bank NV, 144A, 2.000%, 11/26/18 (b)	2,000,000	2,001,432
International Bank for Reconstruction & Development, 2.125%, 03/03/25	4,000,000	3,943,588
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,936,474
International Lease Finance Corp., 4.625%, 04/15/21	1,000,000	1,064,389
International Lease Finance Corp.,144A, 7.125%, 09/01/18 (b)	2,010,000	2,105,031
JPMorgan Chase & Co., 2.972%, 01/15/23	2,000,000	2,032,522
JPMorgan Chase & Co, 2.950%, 10/01/26	2,000,000	1,959,705
Morgan Stanley, 2.200%, 12/07/18	2,000,000	2,008,715
Morgan Stanley, 2.625%, 11/17/21	2,000,000	2,008,296
Morgan Stanley, 2.487%, 01/20/22 (d)	4,000,000	4,058,200
New Red Finance, Inc.,144A, 4.250%, 05/15/24 (b)	1,000,000	1,006,000
North American Development Bank, 2.400%, 10/26/22	2,000,000	1,995,200
PNC Bank NA, 2.625%, 02/17/22	2,000,000	2,023,374
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,181,933
Raymond James Financial, Inc., 3.625%, 09/15/26	1,000,000	1,003,428
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	2,000,000	2,202,558
State Street Corp., 4.956%, 03/15/18	2,010,000	2,038,460
Toyota Motor Credit Corp., 4.250%, 01/11/21	1,480,000	1,575,959
Toyota Motor Credit Corp., 1.900%, 04/08/21	500,000	496,079
Toyota Motor Credit Corp., 2.150%, 09/08/22	500,000	494,801
Travelers Cos, Inc., The, 3.750%, 05/15/46	1,000,000	992,495
US Bancorp, 1.950%, 11/15/18	2,064,000	2,072,853
		82,147,429

HEALTH CARE: 2.6%
AbbVie, Inc., 3.200%, 05/14/26	2,000,000	2,007,699
Becton Dickinson & Co., 7.000%, 08/01/27	2,250,000	2,812,655
Celgene Corp., 3.875%, 08/15/25	2,000,000	2,113,717
HCA, Inc., 4.500%, 02/15/27	1,500,000	1,537,500
HCA, Inc., 5.500%, 06/15/47	1,000,000	1,038,750
Johnson & Johnson, 2.450%, 03/01/26	2,000,000	1,966,113
Merck & Co., Inc., 2.350%, 02/10/22	2,000,000	2,008,155
Sabra Health Care REIT, Inc., REIT, 5.125%, 08/15/26	2,000,000	2,055,126
UnitedHealth Group, Inc., 3.450%, 01/15/27	2,000,000	2,072,524
Zoetis, Inc., 3.000%, 09/12/27	500,000	495,103
		18,107,342

INDUSTRIALS: 1.6%
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,322,994
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,371,560
Masco Corp., 4.375%, 04/01/26	1,000,000	1,067,000
SolarCity Corp., 4.700%, 05/29/25	2,000,000	1,989,706
United Parcel Service, Inc., 2.400%, 11/15/26 (c)	2,000,000	1,934,813
Waste Management, Inc., 2.900%, 09/15/22	2,500,000	2,546,485
		11,232,558

INFORMATION TECHNOLOGY: 2.8%
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,224,816
Apple, Inc., 2.850%, 05/06/21	1,000,000	1,028,104
Apple, Inc., 2.850%, 05/11/24	500,000	506,516
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,501,639
CA, Inc., 5.375%, 12/01/19	1,500,000	1,595,948
Cisco Systems, Inc., 1.816%, 03/01/19 (d)	2,000,000	2,012,739
eBay, Inc., 2.750%, 01/30/23	1,000,000	998,078
Intel Corp., 3.150%, 05/11/27 (c)	500,000	508,334
Microsoft Corp., 2.875%, 02/06/24	1,000,000	1,022,784
Microsoft Corp., 2.400%, 08/08/26	3,000,000	2,903,115
NetApp, Inc., 3.250%, 12/15/22	671,000	682,540
ViaSat, Inc.,144A, 5.625%, 09/15/25 (b)	1,000,000	1,011,300
Visa, Inc., 3.650%, 09/15/47	2,000,000	1,994,404
Western Digital Corp., 144A, 7.375%, 04/01/23 (b)	1,000,000	1,098,000
		19,088,317

MATERIALS: 0.7%
Lundin Mining Corp., 144A, 7.500%, 11/01/20 (b)	2,000,000	2,082,500
LyondellBasell Industries NV, 6.000%, 11/15/21	2,000,000	2,258,323
Steel Dynamics, Inc., 5.000%, 12/15/26	500,000	535,000
		4,875,823

REAL ESTATE: 0.4%
American Tower Corp., REIT, 2.250%, 01/15/22	2,000,000	1,969,549
Iron Mountain, Inc., 144A, 4.875%, 09/15/27 (b)	1,000,000	1,020,000
		2,989,549

TELECOMMUNICATION SERVICES: 0.8%
AT&T, Inc., 3.900%, 08/14/27	500,000	501,971
AT&T, Inc., 4.900%, 08/14/37	500,000	506,900
Level 3 Financing, Inc., 5.375%, 01/15/24	1,000,000	1,026,250
Verizon Communications, Inc., 3.500%, 11/01/24	2,500,000	2,549,342
Verizon Communications, Inc., 4.500%, 08/10/33	1,000,000	1,027,495
		5,611,958

UTILITIES: 0.5%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	995,914
Southern Power Co., 4.150%, 12/01/25	2,000,000	2,107,665
		3,103,579

TOTAL CORPORATE BONDS
(Cost $194,219,703)		197,045,200

U.S. GOVERNMENT AGENCY BONDS: 2.8%
FEDERAL FARM CREDIT BANK (AGENCY): 1.7%
1.120%, 08/20/18	4,000,000	3,992,707
1.140%, 09/04/18	3,500,000	3,490,858
1.875%, 03/02/22	2,000,000	1,979,192
1.770%, 10/05/23	2,465,000	2,387,969
		11,850,726

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.1%
2.375%, 03/12/21	1,000,000	1,020,628

FANNIE MAE: 1.0%
1.050%, 05/25/18	3,000,000	2,995,359
1.000%, 12/20/18	4,000,000	3,976,023
		6,971,382

TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $19,934,125)		19,842,736

GOVERNMENT BONDS: 0.8%
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,135,339
(Cost $4,995,893)

MUNICIPAL BONDS: 4.9%
Alabama Economic Settlement Authority, 3.163%, 09/15/25	2,000,000	2,041,380
American Municipal Power, Inc., 6.973%, 02/15/24	2,000,000	2,393,280
City & County of Honolulu HI, 3.125%, 10/01/28	2,000,000	2,032,360
City of Los Angeles CA Wastewater System Revenue, 3.144%, 06/01/26	2,000,000	2,049,860
City of Napa CA Solid Waste Revenue, 2.890%, 08/01/31	1,500,000	1,442,295
City of San Francisco CA Public Utilities Commission, 6.000%, 11/01/40	2,815,000	3,522,410
Commonwealth of Massachusetts, 4.200%, 12/01/21	2,000,000	2,114,740
Dallas Independent School District, 6.450%, 02/15/35	1,000,000	1,132,900
Kentucky State Property & Building Commission, 5.373%, 11/01/25	2,000,000	2,230,260
Metropolitan Water Reclamation District of Greater Chicago, 4.000%, 12/01/36	1,000,000	986,810
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	2,500,000	2,629,675
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,311,917
State of California, 5.000%, 10/01/28	1,000,000	1,200,690
State of Georgia, 4.310%, 10/01/26	2,000,000	2,227,900
Taft Independent School District/TX, 4.207%, 08/15/36	1,500,000	1,590,690
University of California, 4.059%, 05/15/31	2,800,000	2,994,627
University of Massachusetts Building Authority, 6.573%, 05/01/39	1,800,000	1,924,920

TOTAL MUNICIPAL BONDS
(Cost $33,821,740)		33,826,714

U.S. TREASURY NOTES: 33.6%
0.125%, 04/15/18 (TIPS)	1,037,791	1,038,459
1.000%, 10/15/19	6,000,000	5,941,758
1.375%, 01/15/20	12,000,000	11,960,625
1.250%, 07/15/20 (TIPS)	4,489,840	4,679,653
0.125%, 04/15/21 (TIPS)	3,098,550	3,109,232
2.125%, 09/30/21	10,000,000	10,122,656
1.750%, 11/30/21	4,000,000	3,986,953
0.125%, 04/15/22 (TIPS)	4,026,240	4,027,816
1.875%, 04/30/22	37,000,000	36,971,815
2.125%, 11/30/23	15,000,000	15,048,633
2.125%, 03/31/24	10,000,000	10,004,102
2.000%, 05/31/24	2,000,000	1,983,594
0.125%, 07/15/24 (TIPS)	4,123,760	4,084,641
2.375%, 08/15/24	36,000,000	36,513,983
0.625%, 01/15/26 (TIPS)	3,090,660	3,134,309
2.375%, 05/15/27	24,000,000	24,103,594
0.375%, 07/15/27 (TIPS)	8,005,680	7,933,819
6.250%, 05/15/30	4,000,000	5,682,188
4.500%, 02/15/36 (c)	9,000,000	11,579,766
5.000%, 05/15/37	2,000,000	2,734,297
4.375%, 11/15/39	2,000,000	2,545,547
3.000%, 05/15/47	23,000,000	23,671,582
TOTAL U.S. TREASURY NOTES
(Cost $231,570,531)		230,859,022

MORTGAGE-BACKED SECURITIES: 24.9%
GINNIE MAE (MORTGAGE-BACKED): 2.2%
6.000%, 01/15/38	339,767	386,629
3.020%, 09/15/41	1,947,836	1,910,209
2.625%, 06/20/43 (d)	1,048,056	1,082,433
4.000%, 02/20/45	931,851	987,078
3.500%, 11/20/46	1,814,354	1,888,840

2.903%, 09/16/50 (d)	2,000,000	2,003,126
3.458%, 05/16/53 (d)	2,262,134	2,289,745
3.250%, 09/16/54 (d)	2,000,000	2,021,760
2.602%, 03/16/55 (d)	2,313,745	2,299,765
		14,869,585

FREDDIE MAC (MORTGAGE-BACKED): 5.2%
3.010%, 07/25/25	4,000,000	4,101,475
4.000%, 06/01/26	3,260,960	3,429,021
3.500%, 06/01/28	1,180,818	1,239,739
3.500%, 01/01/29	1,083,263	1,136,891
4.000%, 08/01/31	1,453,779	1,547,176
3.000%, 07/01/33	2,092,131	2,145,265
3.500%, 01/01/34	1,860,799	1,946,771
3.500%, 03/01/35	1,319,092	1,376,675
4.000%, 10/01/35	3,661,502	3,904,486
5.500%, 10/01/39	421,732	470,482
3.500%, 01/01/41	1,159,084	1,201,707
3.000%, 01/15/42	1,946,000	1,899,452
3.500%, 04/01/42	1,490,330	1,548,287
4.000%, 04/01/42	1,322,035	1,398,242
2.440%, 01/01/43 (d)	2,113,030	2,132,939
4.000%, 08/01/44	1,511,845	1,610,731
3.500%, 02/01/45	2,192,407	2,283,949
3.500%, 09/01/47	1,993,560	2,058,355
		35,431,643

FANNIE MAE (MORTGAGE-BACKED): 16.1%
2.940%, 03/01/24	2,978,586	3,067,714
2.480%, 08/01/26	2,000,000	1,946,324
2.270%, 09/01/26	2,000,000	1,903,646
4.000%, 10/01/26 (d)	1,301,808	1,375,754
3.000%, 11/01/26	1,054,166	1,086,442
3.500%, 12/01/26	1,485,377	1,552,171
3.140%, 03/01/27	1,500,000	1,537,513
3.270%, 09/01/27	2,380,000	2,463,607
3.660%, 01/01/29	2,000,000	2,123,399
4.000%, 01/01/31	1,236,655	1,314,029
4.500%, 04/01/34	1,708,137	1,850,821
4.000%, 05/01/34	1,232,189	1,318,066
3.500%, 07/01/35	2,183,372	2,282,746
4.000%, 07/01/36	1,741,470	1,853,279
3.500%, 09/01/37	1,992,146	2,074,763
6.000%, 06/01/40 (d)	869,266	994,233
5.000%, 06/01/40	1,392,016	1,544,938
3.500%, 12/01/40	1,608,227	1,667,091
4.000%, 01/01/41	1,853,446	1,960,229
4.000%, 02/01/41	3,909,406	4,171,985
4.500%, 03/01/41	1,511,249	1,635,916
3.500%, 10/01/41	1,525,248	1,585,727
4.500%, 11/01/41	1,436,151	1,564,142
4.000%, 01/01/42 (d)	3,736,024	3,992,276
2.705%, 04/01/42 (d)	1,211,498	1,237,708
4.000%, 07/01/42	3,536,825	3,739,302
3.391%, 09/01/42 (d)	612,766	635,973
3.500%, 06/01/43	2,310,829	2,388,648
3.000%, 06/01/43	1,339,220	1,351,420
4.000%, 08/01/43	1,756,917	1,854,235
2.754%, 09/01/43 (d)	1,622,106	1,681,514
4.000%, 01/01/45	1,407,828	1,484,344
3.500%, 04/01/45	1,352,805	1,396,045
4.000%, 06/01/45	1,918,733	2,047,346
3.500%, 08/01/45 (d)	1,767,134	4,553,160

4.000%, 09/01/45	2,295,752	2,438,480
4.000%, 10/01/45	1,404,330	3,658,537
3.500%, 10/01/45	2,420,105	2,504,888
4.000%, 11/01/45	2,226,966	2,347,128
3.500%, 04/01/46	2,209,746	2,287,468
4.000%, 06/01/46	2,467,218	2,599,949
3.500%, 06/01/46 (d)	1,830,617	1,899,367
3.000%, 06/01/46	3,654,964	5,486,108
4.000%, 07/01/46	2,715,311	2,863,127
4.500%, 09/01/46 (d)	1,641,836	1,785,224
4.000%, 10/01/46	1,798,224	1,895,256
3.000%, 10/01/46	1,804,443	1,812,210
4.500%, 01/01/47	2,397,206	2,574,868
4.000%, 01/01/47	2,333,049	2,469,051
4.000%, 05/01/47	4,275,890	4,513,797
		110,371,964

COMMERCIAL MORTGAGE-BACKED: 1.4%
FREMF Mortgage Trust, 144A, 3.565%, 11/25/47 (b)(d)	2,000,000	2,014,695
FREMF Mortgage Trust, 144A, 4.611%, 01/25/48 (b)(d)	2,986,504	3,173,410
Mastr Asset Backed Securities Trust 2007-NCW, 1.834%, 05/25/37 (b)(d)	1,927,697	1,888,066
Mill City Mortgage Loan Trust 2017-3, 3.250%, 02/25/58 (b)(d)	1,250,000	1,257,301
Towd Point Mortgage Trust 2017-2, 2.883%, 04/25/57 (b)(d)	938,985	949,893
		9,283,365

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $170,458,461)		169,956,557

TOTAL BONDS
(Cost $658,365,969)		660,029,386

CERTIFICATES OF DEPOSIT: 0.0% (e)
Hope Community Credit Union, 1.300%, 05/07/18	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT
(Cost $100,000)

MONEY MARKET: 3.7%
Self Help Credit Union Money Market Account, 1.270% (f)	426,009	426,009
State Street Institutional U.S. Government Money Market Fund, 0.920% (g)(h)	25,223,863	25,223,863
TOTAL MONEY MARKET		25,649,872
(Cost $25,649,872)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.010% (g)	1,316,085	1,316,085
(Cost $1,316,085)

TOTAL INVESTMENTS: 100.1%
(Cost $685,431,926)		687,095,343

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 0.2%		(1,316,085)

Other assets and liabilities - (net): 0.1%		508,241

Net Assets: 100.0%		$686,287,499

(a)	Illiquid security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(c)	Security of partial position of this security was on loan as of September 30, 2017. The total market value of securities on loan as of September 30, 2017 was $12,917,072.
(d)	Rate shown reflects the accrual rate as of Septemer 30, 2017 on securities with variable or step rates.
(e)	Rounds to less than 0.05%
(f)	Rate shown represents annualized 30-day yield as of September 30, 2017.
(g)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(h)	Premier Class shares

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	September 30, 2017

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 0.6%
ENERGY: 0.6%
Chaparral Energy, Inc., Class A (a)	79,025	$1,823,502
Chaparral Energy, Inc., Class B (a)(b)(c)	19,281	425,628
ION Geophysical Corp. (a)	706	133,140
		2,382,270

HEALTH CARE: 0.0%
Interactive Health, Inc. (a)(b)(c)	706	0

TOTAL COMMON STOCKS		2,382,270
(Cost $2,590,936)

PREFERRED STOCKS: 0.0%
HEALTH CARE: 0.0%
Interactive Health, Inc., 0.000% (a)(b)(c)	1,412	0
(Cost $357,962)

BONDS: 92.4%
CORPORATE BONDS: 89.9%
AUTOMOTIVE: 2.9%
Allison Transmission, Inc., 144A, 5.000%, 10/01/24 (d)	$950,000	988,333
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	950,000	959,500
Delphi Jersey Holdings PLC, 144A, 5.000%, 10/01/25 (d)	1,950,000	1,989,000
IHO Verwaltungs GmbH, 144A, 4.500%, 09/15/23 (d)	1,900,000	1,938,000
Meritor, Inc., 6.250%, 02/15/24	1,500,000	1,603,125
Nexteer Automotive Group Ltd, 144A, 5.875%, 11/15/21 (d)	1,000,000	1,045,000
Tesla, Inc., 144A, 5.300%, 08/15/25 (d)	1,900,000	1,854,875
TI Group Automotive Systems LLC, 144A, 8.750%, 07/15/23 (d)	1,500,000	1,597,500
		11,975,333

BANKING: 3.1%
Ally Financial, Inc., 3.500%, 01/27/19	2,450,000	2,492,874
Ally Financial, Inc., 4.250%, 04/15/21	2,000,000	2,075,000
Ally Financial, Inc., 4.125%, 02/13/22	2,300,000	2,381,880
Ally Financial, Inc., 5.750%, 11/20/25	1,800,000	1,958,310
CIT Group, Inc., 5.000%, 08/01/23	1,000,000	1,080,000
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	1,900,000	2,092,430
Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	900,000	958,922
		13,039,416

BASIC INDUSTRY: 10.0%
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (d)	950,000	1,080,625
Aleris International, Inc., 7.875%, 11/01/20	500,000	502,500
Aleris International, Inc., 144A, 9.500%, 04/01/21 (d)	1,400,000	1,498,000
Avantor, Inc., 144A, 6.000%, 10/01/24 (d)	950,000	974,938
Avantor, Inc., 144A, 9.000%, 10/01/25 (d)	2,000,000	2,048,760
BlueScope Steel Finance, Ltd/USA LLC, 144A, 6.500%, 05/15/21 (d)	2,850,000	2,991,930
Boise Cascade Co., 144A, 5.625%, 09/01/24 (d)	950,000	1,003,438
CD&R Waterworks Merger Sub LLC, 144A, 6.125%, 08/15/25 (d)	1,000,000	1,028,750
Coeur Mining, Inc., 5.875%, 06/01/24	950,000	953,562
Constellium NV, 144A, 7.875%, 04/01/21 (d)	900,000	957,375
Constellium NV, 144A, 8.000%, 01/15/23 (d)	1,000,000	1,062,500
FBM Finance, Inc., 144A, 8.250%, 08/15/21 (d)	1,500,000	1,612,500
Lennar Corp., 4.750%, 05/30/25	1,000,000	1,048,750

Lundin Mining Corp., 144A, 7.500%, 11/01/20 (d)	1,000,000	1,041,250
Mercer International, Inc.,, 6.500%, 02/01/24	1,900,000	1,980,750
Meritage Homes Corp., 5.125%, 06/06/27	2,850,000	2,864,250
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (d)	900,000	924,750
SPCM SA, 144A, 4.875%, 09/15/25 (d)	950,000	985,625
Steel Dynamics, Inc., 5.000%, 12/15/26	1,200,000	1,284,000
Summit Materials LLC/Finance Corp., 8.500%, 04/15/22	1,000,000	1,130,000
Summit Materials LLC/Finance Corp., 144A, 5.125%, 06/01/25 (d)	450,000	464,805
Taylor Morrison Communities, Inc./Holdings II, Inc., 144A, 5.625%, 03/01/24 (d)	1,050,000	1,097,250
Toll Brothers Finance Corp., 4.875%, 11/15/25	1,900,000	1,983,600
Toll Brothers Finance Corp., 4.875%, 03/15/27	900,000	931,590
TRI Pointe Group, Inc., 5.250%, 06/01/27	900,000	915,750
US Concrete, Inc., 6.375%, 06/01/24	2,250,000	2,435,625
USG Corp., 144A, 4.875%, 06/01/27 (d)	1,900,000	1,987,875
Valvoline, Inc., 144A, 5.500%, 07/15/24 (d)	1,900,000	2,033,000
WESCO Distribution, Inc., 5.375%, 06/15/24	2,850,000	3,021,000
		41,844,748

CAPITAL GOODS: 3.0%
ARD Finance SA, 7.125%, 09/15/23	3,000,000	3,218,400
Ardagh Packaging Finance PLC/ Holdings USA, Inc., 144A, 7.250%, 05/15/24 (d)	1,000,000	1,100,620
Bombardier, Inc., 144A, 8.750%, 12/01/21 (d)	1,400,000	1,507,800
CTP Transportation Products LLC/Finance, Inc., 144A, 8.250%, 12/15/19 (d)	1,100,000	1,042,250
Manitowoc Co, Inc., The, 144A, 12.750%, 08/15/21 (d)	1,900,000	2,194,500
Shape Technologies Group, Inc., 144A, 7.625%, 02/01/20 (d)	1,650,000	1,711,874
TriMas Corp., 144A, 4.875%, 10/15/25 (d)	1,900,000	1,919,000
		12,694,444

CONSUMER GOODS: 5.0%
Cott Holdings, Inc., 144A, 5.500%, 04/01/25 (d)	2,400,000	2,508,000
High Ridge Brands Co., 144A, 8.875%, 03/15/25 (d)	3,000,000	2,872,500
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (d)	975,000	1,021,312
Lamb Weston Holdings, Inc., 144A, 4.875%, 11/01/26 (d)	950,000	999,875
Post Holdings, Inc., 144A, 6.000%, 12/15/22 (d)	900,000	946,125
Post Holdings, Inc., 144A, 5.000%, 08/15/26 (d)	1,950,000	1,950,000
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	950,000	983,250
Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (d)	2,000,000	2,160,000
Simmons Foods, Inc., 144A, 7.875%, 10/01/21 (d)	2,800,000	2,976,050
Tempur Sealy International, Inc., 5.500%, 06/15/26	2,800,000	2,877,000
US Foods, Inc., 144A, 5.875%, 06/15/24 (d)	1,400,000	1,473,500
		20,767,612

ENERGY: 12.7%
AmeriGas Partners LP/Finance Corp., 5.625%, 05/20/24	1,500,000	1,588,125
AmeriGas Partners LP/Finance Corp., 5.750%, 05/20/27	950,000	976,125
Antero Midstream Partners LP/Finance Corp., 5.375%, 09/15/24	1,900,000	1,976,000
Antero Resources Corp., 5.375%, 11/01/21	700,000	721,000
Antero Resources Corp., 5.625%, 06/01/23	1,900,000	1,990,250
Antero Resources Corp., 5.000%, 03/01/25	1,950,000	1,989,000
Archrock Partners LP/Finance Corp., 6.000%, 04/01/21	1,750,000	1,723,750
Archrock Partners LP/Finance Corp., 6.000%, 10/01/22	1,000,000	977,500
Ascent Resources Utica Holdings LLC, 144A, 10.000%, 04/01/22 (d)	1,400,000	1,508,500
Cheniere Energy Partners LP, 144A, 5.250%, 10/01/25 (d)	950,000	973,750
Concho Resources, Inc., 4.375%, 01/15/25	1,000,000	1,055,000
DCP Midstream Operating LP, 3.875%, 03/15/23	900,000	886,500
DCP Midstream Operating LP, 144A, 4.750%, 09/30/21 (d)	650,000	669,500
Denbury Resources, Inc., 6.375%, 08/15/21	1,000,000	605,000
Denbury Resources, Inc., 5.500%, 05/01/22	1,000,000	576,250
Diamond Offshore Drilling, Inc., 7.875%, 08/15/25	950,000	1,008,187
Exterran Energy Solutions LP/EES Finance Corp., 144A, 8.125%, 05/01/25 (d)	1,400,000	1,452,500
Extraction Oil & Gas, Inc., 144A, 7.375%, 05/15/24 (d)	950,000	992,750
Genesis Energy LP / Finance Corp., 5.750%, 02/15/21	850,000	857,438
Genesis Energy LP / Finance Corp., 6.000%, 05/15/23	1,000,000	997,500

Genesis Energy LP / Finance Corp., 5.625%, 06/15/24	1,450,000	1,413,750
Great Western Petroleum LLC/Finance Corp., 144A, 9.000%, 09/30/21 (d)	2,000,000	2,022,500
Halcon Resources Corp., 144A, 6.750%, 02/15/25 (d)	1,500,000	1,560,000
ION Geophysical Corp., 9.125%, 12/15/21 (b)	3,500,000	2,957,500
KCA Deutag UK Finance PLC, 144A, 9.875%, 04/01/22 (d)	2,000,000	2,085,000
Laredo Petroleum, Inc., 6.250%, 03/15/23	1,350,000	1,397,250
Noble Holding International, Ltd., 7.750%, 01/15/24	1,900,000	1,695,750
Precision Drilling Corp., 7.750%, 12/15/23	950,000	973,750
Pride International, Inc., 6.875%, 08/15/20	1,000,000	1,032,500
RSP Permian, Inc., 144A, 5.250%, 01/15/25 (d)	950,000	969,000
SESI LLC., 144A, 7.750%, 09/15/24 (d)	950,000	985,625
Southwestern Energy Co., 6.700%, 01/23/25	500,000	508,750
Southwestern Energy Co., 7.500%, 04/01/26	950,000	989,188
Sunoco LP / Sunoco Finance Corp., 6.250%, 04/15/21	950,000	997,833
Sunoco LP / Sunoco Finance Corp., 6.375%, 04/01/23	900,000	960,750
Tallgrass Energy Partners LP/Finance Corp., 144A, 5.500%, 09/15/24 (d)	1,900,000	1,961,750
Tapstone Energy, LLC/Finance Corp., 144A, 9.750%, 06/01/22 (d)	2,000,000	1,795,000
Targa Resources Partners LP/Finance Corp., 5.250%, 05/01/23	1,350,000	1,380,375
Tesoro Logistics LP/ Finance Corp., 6.125%, 10/15/21	1,000,000	1,032,500
Tesoro Logistics LP/Finance Corp., 6.375%, 05/01/24	900,000	981,000
WildHorse Resource Development Corp., 144A, 6.875%, 02/01/25 (d)	1,900,000	1,902,375
		53,126,771

FINANCIAL SERVICES: 3.0%
Fly Leasing, Ltd., 6.750%, 12/15/20	1,000,000	1,043,750
Fly Leasing, Ltd., 6.375%, 10/15/21	3,000,000	3,146,250
International Lease Finance Corp., 5.875%, 08/15/22	900,000	1,010,004
Park Aerospace Holdings, Ltd., 144A, 5.250%, 08/15/22 (d)	1,800,000	1,878,750
Park Aerospace Holdings, Ltd., 144A, 5.500%, 02/15/24 (d)	1,000,000	1,052,500
Springleaf Finance Corp., 6.125%, 05/15/22	1,500,000	1,592,325
Springleaf Finance Corp., 8.250%, 10/01/23	950,000	1,083,000
Staples, Inc., 144A, 8.500%, 09/15/25 (d)	1,900,000	1,852,500
		12,659,079

HEALTH CARE: 7.4%
Centene Corp., 5.625%, 02/15/21	450,000	469,215
Centene Corp., 6.125%, 02/15/24	900,000	975,375
Change Healthcare Holdings LLC/Finance, Inc., 144A, 5.750%, 03/01/25 (d)	1,500,000	1,535,625
DaVita, Inc. , 5.125%, 07/15/24	950,000	954,156
Endo Dac/Finance, LLC/Finco, Inc., 144A, 5.875%, 10/15/24 (d)	600,000	631,500
Endo Finance, LLC/Finco, Inc., 144A, 7.250%, 01/15/22 (d)(e)	850,000	799,000
HCA, Inc., 5.875%, 05/01/23	2,750,000	2,997,500
HCA, Inc., 5.875%, 02/15/26	4,850,000	5,219,812
HCA, Inc., 5.250%, 06/15/26	1,000,000	1,080,000
HCA, Inc., 4.500%, 02/15/27	950,000	973,750
Kindred Healthcare, Inc., 6.375%, 04/15/22	550,000	500,500
Kindred Healthcare, Inc., 8.750%, 01/15/23	1,000,000	937,400
LifePoint Health, Inc., 5.375%, 05/01/24	2,800,000	2,922,500
Mallinckrodt International Finance SA/CB, LLC, 144A, 5.625%, 10/15/23 (d)	1,000,000	938,750
MEDNAX, Inc., 144A, 5.250%, 12/01/23 (d)	3,350,000	3,517,500
MPT Operating Partnership LP/Finance Corp., 6.375%, 03/01/24	1,000,000	1,083,750
MPT Operating Partnership LP/Finance Corp., 5.000%, 10/15/27	950,000	976,125
Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 05/15/22 (d)	1,000,000	985,000
Sabra Health Care LP, REIT, 5.125%, 08/15/26	3,350,000	3,442,336
		30,939,794

INSURANCE: 0.7%
AssuredPartners, Inc., 144A, 7.000%, 08/15/25 (d)	2,000,000	2,052,500
MGIC Investment Corp., 5.750%, 08/15/23	950,000	1,047,375
		3,099,875

LEISURE: 5.3%
Carlson Travel, Inc., 144A, 6.750%, 12/15/23 (d)	950,000	945,250
Carlson Travel, Inc., 144A, 9.500%, 12/15/24 (d)	1,000,000	952,500

Cedar Fair LP, 144A, 5.375%, 04/15/27 (d)	1,400,000	1,473,500
CRC Escrow Issuer, LLC/Finco, Inc., 144A, 5.250%, 10/15/25 (d)	1,450,000	1,450,000
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (d)	2,800,000	2,901,500
Hilton Worldwide Finance, LLC/Corp., 4.625%, 04/01/25	950,000	980,875
Hilton Worldwide Finance, LLC/Corp., 4.875%, 04/01/27	1,900,000	1,999,750
MGM Growth Properties Operating Partnership, LP, 4.500%, 09/01/26	2,900,000	2,958,000
MGM Resorts International, 4.625%, 09/01/26	900,000	915,750
NCL Corp., Ltd., 144A, 4.625%, 11/15/20 (d)	1,750,000	1,798,125
NCL Corp., Ltd., 144A, 4.750%, 12/15/21 (d)	1,950,000	2,028,000
Scientific Games International, Inc., 6.625%, 05/15/21	500,000	515,000
Scientific Games International, Inc., 10.000%, 12/01/22	1,000,000	1,111,250
Scientific Games International, Inc., 144A, 7.000%, 01/01/22 (d)	1,900,000	2,021,124
		22,050,624

MEDIA: 9.3%
Altice Financing SA, 144A, 6.500%, 01/15/22 (d)	2,000,000	2,085,000
Altice Financing SA, 144A, 6.625%, 02/15/23 (d)	2,000,000	2,125,000
Altice Financing SA, 144A, 7.500%, 05/15/26 (d)	750,000	826,875
AMC Networks, Inc., 4.750%, 08/01/25	950,000	961,875
Cablevision Systems Corp., 5.875%, 09/15/22	1,000,000	1,037,500
CBS Radio, Inc., 144A, 7.250%, 11/01/24 (d)	900,000	965,250
CCO Holdings LLC/Capital Corp., 144A, 5.375%, 05/01/25 (d)	900,000	934,983
CCO Holdings LLC/Capital Corp., 144A, 5.750%, 02/15/26 (d)	2,000,000	2,102,000
CCO Holdings LLC/Capital Corp., 144A, 5.500%, 05/01/26 (d)	1,000,000	1,038,750
CCO Holdings LLC/Capital Corp., 144A, 5.125%, 05/01/27 (d)	1,975,000	2,007,094
CCO Holdings LLC/Capital Corp., 144A, 5.000%, 02/01/28 (d)	950,000	951,473
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,000,000	991,250
CSC Holdings LLC, 144A, 10.125%, 01/15/23 (d)	1,900,000	2,196,875
E.W. Scripps Co., The, 144A, 5.125%, 05/15/25 (d)	1,450,000	1,482,625
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (d)	2,500,000	2,581,250
Harland Clarke Holdings Corp., 144A, 8.375%, 08/15/22 (d)	450,000	482,625
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (d)	2,000,000	2,095,000
Nexstar Broadcasting, Inc., 144A, 5.625%, 08/01/24 (d)	950,000	985,625
SFR Group SA, 144A, 6.000%, 05/15/22 (d)	2,000,000	2,092,500
SFR Group SA, 144A, 6.250%, 05/15/24 (d)	2,850,000	3,020,287
SFR Group SA, 144A, 7.375%, 05/01/26 (d)	900,000	975,375
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25 (d)	3,000,000	3,172,500
Sirius XM Radio, Inc., 144A, 5.375%, 07/15/26 (d)	950,000	1,002,250
Virgin Media Finance PLC, 144A, 6.000%, 10/15/24 (d)	950,000	1,002,250
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (d)	950,000	1,003,438
VTR Finance BV, 144A, 6.875%, 01/15/24 (d)	900,000	955,260
		39,074,910

REAL ESTATE: 1.3%
iStar, Inc., 6.500%, 07/01/21	1,500,000	1,571,250
iStar, Inc., 6.000%, 04/01/22	1,000,000	1,037,500
Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,800,000	2,894,500
		5,503,250

RETAIL: 4.0%
Cumberland Farms, Inc., 144A, 6.750%, 05/01/25 (d)	1,900,000	2,024,070
JC Penney Corp., Inc., 5.650%, 06/01/20	2,000,000	1,972,500
KFC Holding/Pizza Hut Holdings/Taco Bell of America, 144A, 4.750%, 06/01/27 (d)	1,900,000	1,961,750
New Red Finance, Inc., 144A, 4.250%, 05/15/24 (d)	950,000	955,700
New Red Finance, Inc., 144A, 5.000%, 10/15/25 (d)	1,950,000	1,983,930
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (d)	900,000	931,500
PetSmart, Inc., 144A, 5.875%, 06/01/25 (d)	1,950,000	1,711,124
PetSmart, Inc., 144A, 8.875%, 06/01/25 (d)	1,450,000	1,157,100
Sally Holdings LLC/Capital, Inc., 5.625%, 12/01/25	3,400,000	3,502,000
SUPERVALU, Inc., 7.750%, 11/15/22	700,000	659,750
		16,859,424

SERVICES: 3.7%
Ahern Rentals, Inc., 144A, 7.375%, 05/15/23 (d)	950,000	874,000

Aramark Services, Inc., 4.750%, 06/01/26	950,000	1,002,630
Aramark Services, Inc., 144A, 5.000%, 04/01/25 (d)	950,000	1,012,937
Ashtead Capital, Inc., 144A, 4.375%, 08/15/27 (d)	950,000	979,688
H&E Equipment Services, Inc., 144A, 5.625%, 09/01/25 (d)	1,900,000	2,009,250
Hertz Corp., The, 6.750%, 04/15/19	1,000,000	998,125
Iron Mountain US Holdings, Inc., 144A, 5.375%, 06/01/26 (d)	475,000	501,125
Iron Mountain, Inc., 5.750%, 08/15/24	950,000	984,438
Iron Mountain, Inc., 144A, 4.875%, 09/15/27 (d)	950,000	969,000
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (d)	950,000	990,375
Michael Baker Holdings LLC/Finance Corp., 144A, 8.875%, 04/15/19 (d)(e)	2,003,675	2,006,180
Prime Security Services Borrower LLC/Finance, Inc., 144A, 9.250%, 05/15/23 (d)	1,000,000	1,106,060
Richie Bros Auctioneers, Inc., 144A, 5.375%, 01/15/25 (d)	1,900,000	2,014,000
		15,447,808

TECHNOLOGY & ELECTRONICS: 5.3%
BCP Singapore VI Cayman Financing Co., Ltd., 144A, 8.000%, 04/15/21 (d)	1,600,000	1,580,000
CommScope Technologies LLC, 144A, 5.000%, 03/15/27 (d)	1,400,000	1,407,000
CommScope, Inc., 144A, 5.500%, 06/15/24 (d)	950,000	997,500
Dell International LLC/EMC Corp, 144A, 5.875%, 06/15/21 (d)	950,000	995,524
Dell International LLC/EMC Corp, 144A, 7.125%, 06/15/24 (d)	1,450,000	1,602,641
Entegris, Inc., 144A, 6.000%, 04/01/22 (d)	1,510,000	1,579,838
Exela Intermediate LLC/Finance, Inc., 144A, 10.000%, 07/15/23 (d)	1,950,000	1,925,625
First Data Corp., 144A, 5.000%, 01/15/24 (d)	2,900,000	3,021,945
Micron Technology, Inc., 7.500%, 09/15/23	900,000	1,002,375
Micron Technology, Inc., 5.500%, 02/01/25	1,000,000	1,071,250
Syniverse Holdings, Inc., 9.125%, 01/15/19	2,000,000	1,995,000
TIBCO Software, Inc.,144A, 11.375%, 12/01/21 (d)	1,000,000	1,097,500
TTM Technologies, Inc., 144A, 5.625%, 10/01/25 (d)	1,900,000	1,927,312
VeriSign, Inc., 4.750%, 07/15/27	950,000	983,250
Western Digital Corp., 144A, 7.375%, 04/01/23 (d)	1,000,000	1,098,000
		22,284,760

TELECOMMUNICATIONS: 11.5%
C&W Senior Financing Designated Activity Co., 144A, 6.875%, 09/15/27 (d)	900,000	938,250
CenturyLink, Inc., 7.500%, 04/01/24	1,900,000	1,971,649
CenturyLink, Inc., 5.625%, 04/01/25	950,000	913,188
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (d)	2,200,000	2,323,750
Digicel, Ltd., 144A, 6.000%, 04/15/21 (d)	1,450,000	1,420,841
Equinix, Inc., 5.750%, 01/01/25	1,000,000	1,081,250
Equinix, Inc., 5.375%, 05/15/27	1,500,000	1,633,125
Frontier Communications Corp., 10.500%, 09/15/22	3,500,000	3,045,000
Frontier Communications Corp., 8.500%, 04/15/20	1,916,000	1,863,310
Frontier Communications Corp., 6.875%, 01/15/25	900,000	677,250
Frontier Communications Corp., 11.000%, 09/15/25	1,450,000	1,236,125
Inmarsat Finance PLC, 144A, 6.500%, 10/01/24 (d)	1,900,000	2,052,000
Intelsat Jackson Holdings SA, 144A, 8.000%, 02/15/24 (d)	950,000	1,023,625
Level 3 Communications, Inc., 5.750%, 12/01/22	900,000	927,000
Level 3 Financing, Inc., 5.375%, 01/15/24	1,950,000	2,001,188
Level 3 Financing, Inc., 5.250%, 03/15/26	1,000,000	1,027,190
Sprint Communications, Inc., 7.000%, 08/15/20	2,000,000	2,190,240
Sprint Communications, Inc., 6.000%, 11/15/22	2,000,000	2,146,040
Sprint Corp., 7.250%, 09/15/21	1,950,000	2,171,812
Sprint Corp., 7.875%, 09/15/23	1,000,000	1,162,500
Sprint Corp., 7.125%, 06/15/24	2,000,000	2,255,000
T-Mobile USA, Inc., 6.625%, 04/01/23	1,000,000	1,055,020
T-Mobile USA, Inc., 6.000%, 04/15/24	2,000,000	2,127,500
T-Mobile USA, Inc., 6.375%, 03/01/25	1,000,000	1,079,200
T-Mobile USA, Inc., 5.125%, 04/15/25	500,000	523,750
T-Mobile USA, Inc., 6.500%, 01/15/26	1,000,000	1,106,250
Uniti Group, Inc./CSL Capital LLC, 144A, 7.125%, 12/15/24 (d)	2,000,000	1,705,000
ViaSat, Inc., 144A, 5.625%, 09/15/25 (d)	950,000	960,735
Wind Acquisition Finance SA, 144A, 7.375%, 04/23/21 (d)	2,000,000	2,081,250
Windstream Services LLC, 7.750%, 10/15/20	2,400,000	1,932,000
Zayo Group LLC/ Zayo Capital, Inc., 6.375%, 05/15/25	1,400,000	1,513,932
		48,144,970

TRANSPORTATION: 0.8%
Air Canada, 144A, 7.750%, 04/15/21 (d)	1,150,000	1,313,875
Great Lakes Dredge & Dock Corp., 8.000%, 05/15/22	2,000,000	2,085,000
		3,398,875

UTILITY: 0.9%
Atlantica Yield PLC, 144A, 7.000%, 11/15/19 (d)	900,000	965,250
Calpine Corp., 5.500%, 02/01/24	1,900,000	1,812,125
NextEra Energy Operating Partners LP, 144A, 4.500%, 09/15/27 (d)	950,000	970,188
		3,747,563

TOTAL CORPORATE BONDS		376,659,256
(Cost $366,148,839)

LOANS: 2.5%
MEDIA: 0.2%
iHeartCommunications, Inc., 3 month USD LIBOR + 6.750%, 01/30/19	1,000,000	776,510

RETAIL: 1.6%
Charlotte Russe, Inc., 3 month USD LIBOR + 5.500%, 05/21/19 (b)	7,783,547	3,449,122
JC Penney Corp., Inc., 3 month USD LIBOR + 4.250%, 06/29/23	2,421,882	2,361,335
TOMS Shoes LLC, 3 month USD LIBOR + 5.500%, 10/31/20 (b)	1,870,505	894,345
		6,704,802

TELECOMMUNICATIONS: 0.7%
PRWireless, Inc., 3 month USD LIBOR + 9.000%, 06/29/20 (b)	2,902,500	2,775,516

TOTAL LOANS		10,256,828
(Cost $15,662,803)

TOTAL BONDS		386,916,084
(Cost $381,811,642)

CERTIFICATES OF DEPOSIT: 0.3%
Beneficial State Bank, 0.500%, 01/21/18	200,000	200,000
Beneficial State Bank, 0.500%, 05/10/18	100,074	100,074
Beneficial State Bank, FSB CDARS, 0.400%, 04/26/18	100,260	100,260
Self Help Credit Union, 1.050%, 01/04/18	100,000	100,000
Shared Interest, Inc., 0.700%, 09/30/18	500,000	500,000
Urban Partnership Bank, 0.300%, 07/01/18	100,539	100,539
Urban Partnership Bank, 0.300%, 08/03/18	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT		1,200,873
(Cost $1,200,873)

MONEY MARKET: 5.9%
Beneficial State Bank Money Market Account, 0.200% (f)	200,713	200,713
State Street Institutional U.S. Government Money Market Fund, 0.920% (g)(h)	24,563,446	24,563,446
(Cost $24,764,159)		24,764,159

TOTAL INVESTMENTS: 99.2%		415,263,386
(Cost $410,725,572)

Other assets and liabilities - (net): 0.8%		3,414,861

Net Assets: 100.0%		$418,678,247

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security is valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of Septemer 30, 2017 on securities with variable or step rates.
(f)	Rate shown represents annualized 30-day yield as of September 30, 2017.
(g)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(h)	Premier Class shares

3-month USD LIBOR - 3-month USD London Interbank Offered Rate as of September 30, 2017 is 1.334%.

LIBOR - London Interbank Offered Rate as of September 30, 2017 is 1.182%.

Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2017

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
AFFILIATED INVESTMENT COMPANIES: 99.6%
Pax Core Bond Fund (a)	67,567,387	$682,430,609
Pax ESG Beta Dividend Fund (a)	13,231,616	143,298,404
Pax Large Cap Fund (a)	67,669,131	749,097,281
Pax Mid Cap Fund (a)	11,868,555	137,912,611
Pax MSCI EAFE ESG Leaders Index Fund (a)	26,096,507	234,868,562

TOTAL AFFILIATED INVESTMENT COMPANIES		1,947,607,467
(Cost $1,822,978,720)

MONEY MARKET: 0.4%
State Street Institutional U.S. Government Money Market Fund 0.92% (b)(c)	7,315,844	7,315,844
(Cost $7,315,844)

TOTAL INVESTMENTS: 100.0%		1,954,923,311
(Cost $1,830,294,564)

Other assets and liabilities - (net): 0.0% (d)		110,712

Net Assets: 100.0%		$1,955,034,023

(a)	Institutional Class shares
(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(c)	Premier Class shares
(d)	Rounds to less than 0.05%

September 30, 2017

Notes to Financial Statements

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2017, Trust I offered ten investment funds:

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) is a diversified series of Trust III.

These schedules of investments relate to the Pax Large Cap Fund (the “Large Cap Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”), Pax ESG Beta Dividend Fund (the “ESG Beta Dividend Fund”), the Pax MSCI EAFE ESG Leaders Index Fund (“EAFE ESG Leaders Fund”), Global Women’s Index Fund, Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and the Pax Balanced Fund (the “Balanced Fund”).

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “evaluated pricing”). The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At September 30, 2017, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held three securities fair valued at $425,628, representing 0.10% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2017:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$742,001,154	$-	$-	$742,001,154
Cash Equivalents	9,388,477	-	-	$9,388,477
Total	$751,389,631	$-	$-	$751,389,631
Mid Cap
Common Stocks	$131,827,063	$-	$-	$131,827,063
Cash Equivalents	7,890,003	-	-	7,890,003
Total	$139,717,066	$-	$-	$139,717,066
Small Cap
Common Stocks	$798,517,234	$-	$-	$798,517,234
Cash Equivalents	58,275,567	-	-	58,275,567
Total	$856,792,801	$-	$-	$856,792,801
ESG Beta Quality
Common Stocks	$200,105,467	$-	$-	$200,105,467
Cash Equivalents	1,726,254	-	-	1,726,254
Total	$201,831,721	$-	$-	$201,831,721
ESG Beta Dividend
Common Stocks	$142,404,777	$-	$-	$142,404,777
Cash Equivalents	1,727,694	-	-	1,727,694
Total	$144,132,471	$-	$-	$144,132,471
EAFE ESG Leaders
Common Stocks	$4,468,273	$628,642,929	$-	$633,111,202
Preferred Stocks	-	2,984,771	-	2,984,771
Exchange Traded Funds	9,560,016	-	-	9,560,016
Cash Equivalents	437,848	-	-	437,848
Total	$14,466,137	$631,627,700	$-	$646,093,837
Global Women’s Index
Common Stocks	$107,157,784	$52,457,291	$-	$159,615,075
Preferred Stocks	-	243,553	-	243,553
Exchange Traded Funds	568,338	-	-	568,338
Cash Equivalents	118,622	-	-	118,622
Total	$107,844,744	$52,700,844	$-	$160,545,588
Global Environmental Markets
Common Stocks	$277,344,311	$237,894,393	$-	$515,238,704
Cash Equivalents	11,815,355	-	-	11,815,355
Total	$289,159,666	$237,894,393	$-	$527,054,059
Core Bond
Community Investment Notes	$-	$3,363,818	$-	$3,363,818
Corporate Bonds	-	197,045,200	-	197,045,200
U.S. Gov't Agency Bonds	-	19,842,736	-	19,842,736
Government Bonds	-	5,135,339	-	5,135,339
Municipal Bonds	-	33,826,714	-	33,826,714
U.S. Treasury Notes	-	230,859,022	-	230,859,022
Mortgage-Backed Securities	-	169,956,557	-	169,956,557
Cash Equivalents	26,965,957	100,000	-	27,065,957
Total	$26,965,957	$660,129,386	$-	$687,095,343
High Yield Bond
Common Stocks	$1,956,642	$-	$425,628	$2,382,270
Preferred Stocks	-	-	0	0
Corporate Bonds	-	376,659,256	-	376,659,256
Loans	-	10,256,828	-	10,256,828
Cash Equivalents	24,764,159	1,200,873	-	25,965,032
Total	$26,720,801	$388,116,957	$425,628	$415,263,386
Balanced
Affiliated Investment Companies	$1,947,607,467	$-	$-	$1,947,607,467
Cash Equivalents	7,315,844	-	-	7,315,844
Total	$1,954,923,311	$-	$-	$1,954,923,311

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Core Bond Fund
Bonds and Notes
Balance as of December 31, 2016	$265,516
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	0
Purchases/Received in Exchange	-
Sales/Maturities	-
Transfers in to and/or out of Level Three	(265,516)
Balance as of September 30, 2017	$-

High Yield Bond Fund
Stocks
Balance as of December 31, 2016	$-
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	(74,473)
Purchases/Received in Exchange	500,101
Sales	-
Transfers in to and/or out of Level Three	-
Balance as of September 30, 2017	$425,628

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $2,114,648 for the EAFE ESG Leaders Fund; $43,552 for the Global Women’s Index Fund; and Level 2 to Level 1 transfers were: $3,926,583 for the EAFE ESG Leaders Fund and $110,550 for the Global Women’s Index Fund. All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by one Fund for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issue which are deemed to be valued at zero based on company financial statements, and one security based on proprietary methodology derived from publicly available quotes of an affiliated issuer class of shares.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At September 30, 2017, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2017, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Large Cap	$8,973,189	$-	$9,243,737	$270,548
Mid Cap	14,165,014	-	14,458,161	293,147
Small Cap	140,215,492	26,465,138	118,209,859	4,459,505
ESG Beta Quality	7,289,306	803,471	6,660,225	174,390
ESG Beta Dividend	11,035,710	660,745	10,679,450	304,485
Global Women's Index	5,301,550	33,484	5,394,859	126,793
Global Environmental Markets	5,312,832	-	5,404,400	91,568
Core Bond	12,917,072	1,316,085	11,868,750	267,763

*	Non-cash collateral is not included in the financial statements.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligation by class of collateral pledge, and the remaining contractual maturity of those transactions as of September 30, 2017.

For the Large Cap Fund, Mid Cap Fund, Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund, Women’s Index Fund and Global Environmental Markets Fund all of the securities on loan at September 30, 2017 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund, the value of the securities lending obligation is classified as follows at September 30, 2017:

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Core Bond Fund
U.S. Treasury and Agency Securities	$11,629,866	$—	$—	$—	$11,629,866
Corporate Debt	1,287,206	—	—	—	1,287,206
Total Borrowings	$12,917,072	$—	$—	$—	$12,917,072

Gross amount of recognized liabilities for securities lending transactions					$12,917,072

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2017 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$211,256,702	$-	$347,560,219	$-
Mid Cap	37,674,563	-	83,180,976	-
Small Cap	361,413,750	-	364,085,919	-
ESG Beta Quality	57,399,312	-	72,896,370	-
ESG Beta Dividend	37,095,976	-	43,370,682	-
EAFE ESG Leaders	272,265,490	-	212,166,261	-
Global Women's Index	73,660,605	-	43,420,687	-
Global Environmental Markets	180,557,725	-	79,045,821	-
Core Bond	162,855,483	260,698,637	138,134,870	199,590,058
High Yield Bond	279,891,892	-	278,709,788	-
Balanced	164,703,426	-	225,000,042	-

[1]	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at September 30, 2017 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2017 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$569,858,036	$187,903,643	$6,372,048	$181,531,595
Mid Cap	115,360,960	26,052,422	1,696,316	24,356,106
Small Cap	774,396,282	122,787,860	40,391,341	82,396,519
ESG Beta Quality	128,714,935	73,786,253	669,467	73,116,786
ESG Beta Dividend	125,606,012	20,476,890	1,950,431	18,526,459
EAFE ESG Leaders	586,929,698	81,281,970	22,117,831	59,164,139
Global Women's Index	138,432,826	27,304,146	5,191,384	22,112,762
Global Environmental Markets	421,764,758	106,048,439	759,138	105,289,301
Core Bond	685,431,926	5,300,927	3,637,510	1,663,417
High Yield Bond	410,725,572	14,639,044	10,101,230	4,537,814
Balanced	1,830,294,564	124,628,747	-	124,628,747

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2017, the Balanced Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/16	Gross Additions	Gross Reductions	Shares Held at 9/30/2017	Value at 12/31/16	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/17

Balanced
Core Bond	60,156,106	8,102,299	691,018	67,567,387	$602,162,621	$11,663,617	$35,100	$6,028,303	$682,430,609
EAFE ESG Leaders	20,935,664	8,318,291	3,157,448	26,096,507	160,157,829	3,105,049	(3,128,172)	29,733,856	234,868,562
ESG Beta Dividend	13,854,711	143,022	766,117	13,231,616	136,607,447	1,497,034	340,671	12,853,251	143,298,404
Large Cap	79,743,155	744,774	12,818,798	67,669,131	790,254,663	3,254,314	11,364,723	79,583,926	749,097,281
Mid Cap	16,309,362	16,501	4,457,308	11,868,555	173,042,330	187,444	4,807,233	9,515,259	137,912,611
Total					$1,862,224,890	$19,707,458	$13,419,555	$137,714,595	$1,947,607,467

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective fund from or to another fund or account that is or could be considered an affiliate of the fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended September 30, 2017, the EAFE ESG Leaders Fund and Global Women’s Index Fund engaged in cross-trades managed by the Adviser. The EAFE ESG Leaders Fund had total sales of $344,268. The Women’s Index Fund had total purchases of $344,268. The EAFE ESG Leaders Fund realized net losses of $5,848 as a result of the sales.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At September 30, 2017, the Core Bond Fund held $27,926,070 or 4.07% of net assets and the High Yield Bond Fund held $198,402,582 or 47.39% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2017, the Core Bond Fund held $265,516 of illiquid securities representing 0.04% of net assets and High Yield Bond Fund held $10,502,111 of illiquid securities, representing 2.51% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at September 30, 2017 is as follows:

Security	Acquisition Date Range	Cost	Market Value
Core Bond Fund
CINI Investment Note, 2.000%, 11/01/17	11/01/14 - 11/01/15	$265,516	$265,516
High Yield Bond Fund
Chaparral Energy, Inc., Class B shares	03/30/17 - 03/30/17	443,204	425,628
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	7,749,828	3,449,122
ION Geophysical Corp., 9.125%, 12/15/21	05/08/13 - 05/08/13	3,080,117	2,957,500
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	0
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	0
PRWireless, Inc., 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,875,843	2,775,516
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	1,764,269	894,345

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant's principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls") as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 27, 2017

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	November 27, 2017